UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23271

Exact Name of Registrant as Specified in Charter:	USAA ETF TRUST

Address of Principal Executive Offices and Zip Code:	9800 FREDERICKSBURG ROAD
SAN ANTONIO, TX 78288

Name and Address of Agent for Service:	SEBA KURIAN
USAA ETF TRUST
9800 FREDERICKSBURG ROAD
SAN ANTONIO, TX 78288

Registrant’s Telephone Number, Including Area Code:	(210) 498-0226

Date of Fiscal Year End: AUGUST 31

Date of Reporting Period: NOVEMBER 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

USAA ETF TRUST – 1ST QUARTER REPORT—PERIOD ENDED NOVEMBER 30, 2017

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA Core Short-Term Bond ETF
November 30, 2017
98745-0118	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS
USAA Core Short-Term Bond ETF
November 30, 2017 (unaudited)
Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	BONDS (99.3%)
	CORPORATE OBLIGATIONS (45.6%)
	Consumer Discretionary (4.8%)
	Automobile Manufacturers (1.7%)
$ 500	Nissan Motor Acceptance Corp. (a)	2.35%	3/04/2019	$ 501
	Department Stores (1.0%)
300	JC Penney Corp., Inc.	5.75	2/15/2018	301
	Homebuilding (1.0%)
300	Lennar Corp. (a)	2.95	11/29/2020	300
	Housewares & Specialties (0.8%)
242	Newell Brands, Inc.	2.60	3/29/2019	243
	Leisure Products (0.3%)
100	Mattel, Inc.	1.70	3/15/2018	99
	Total Consumer Discretionary			1,444
	Consumer Staples (8.5%)
	Distillers & Vintners (1.7%)
500	Constellation Brands, Inc.	2.70	5/09/2022	497
	Drug Retail (0.8%)
250	Walgreens Boots Alliance, Inc.	2.70	11/18/2019	252
	Packaged Foods & Meats (3.5%)
300	Kraft Heinz Foods Co.	2.00	7/02/2018	300
750	Mondelez International Holdings Netherlands B.V. (a)	1.63	10/28/2019	740
				1,040
	Tobacco (2.5%)
750	Philip Morris International, Inc.	2.90	11/15/2021	760
	Total Consumer Staples			2,549

1    |    USAA Core Short-Term Bond ETF

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Energy (7.4%)
	Oil & Gas Storage & Transportation (7.4%)
$ 171	Andeavor Logistics, LP / Tesoro Logistics Finance Corp.	3.50%	12/01/2022	$ 171
500	DCP Midstream Operating LP (a)	5.35	3/15/2020	520
500	Enterprise Products Operating, LLC	2.55	10/15/2019	502
500	Rockies Express Pipeline, LLC (a)	5.62	4/15/2020	526
500	Western Gas Partners, LP	2.60	8/15/2018	502
				2,221
	Financials (11.1%)
	Diversified Banks (3.4%)
500	Bank of America Corp.	2.15	11/09/2020	497
500	Wells Fargo & Co.	3.00	1/22/2021	508
				1,005
	Life & Health Insurance (4.2%)
750	Nuveen Finance, LLC (a)	2.95	11/01/2019	758
500	Reliance Standard Life Global Funding (a)	2.15	10/15/2018	501
				1,259
	Regional Banks (1.7%)
500	Huntington National Bank	2.40	4/01/2020	500
	REITs - Health Care (1.8%)
500	Senior Housing Properties Trust REIT	6.75	12/15/2021	554
	Total Financials			3,318
	Health Care (5.1%)
	Health Care Equipment (1.7%)
500	Medtronic, Inc.	2.50	3/15/2020	504
	Health Care Facilities (1.8%)
500	HCA, Inc.	6.50	2/15/2020	538
	Pharmaceuticals (1.6%)
500	Shire Acquisitions Investments Ireland Designated Activity Co.	1.90	9/23/2019	495
	Total Health Care			1,537
	Industrials (1.7%)
	Trucking (1.7%)
500	Ryder System, Inc.	2.25	9/01/2021	493
	Information Technology (0.7%)
	Systems Software (0.7%)
200	Dell, Inc. (b),(c),(d)	3.21	12/31/2018	200

Portfolio of Investments    |    2

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Real Estate (2.7%)
	REITs - Health Care (1.0%)
$ 300	Sabra Health Care LP/Sabra Capital Corp. REIT	5.38%	6/01/2023	$ 311
	REITs - Office (1.7%)
500	Boston Properties, LP REIT	3.70	11/15/2018	507
	Total Real Estate			818
	Telecommunication Services (3.6%)
	Integrated Telecommunication Services (3.6%)
500	AT&T, Inc.	2.45	6/30/2020	499
580	Verizon Communications, Inc. 3 mo. USD LIBOR + 1.750%	3.07 (e)	9/14/2018	588
				1,087
	Total Corporate Obligations (cost: $13,719)			13,667
	EURODOLLAR AND YANKEE OBLIGATIONS (16.5%)
	Consumer Staples (5.8%)
	Brewers (2.5%)
750	Anheuser-Busch InBev Worldwide, Inc.	2.20	8/01/2018	752
	Food Retail (1.7%)
500	Alimentation Couche-Tard, Inc. (a)	2.70	7/26/2022	495
	Tobacco (1.6%)
500	B.A.T. International Finance plc	1.62	9/09/2019	493
	Total Consumer Staples			1,740
	Financials (0.3%)
	Diversified Banks (0.3%)
100	Royal Bank of Scotland Group plc	4.70	7/03/2018	101
	Health Care (1.6%)
	Pharmaceuticals (1.6%)
500	Teva Pharmaceutical Finance Netherlands B.V.	1.70	7/19/2019	484
	Industrials (3.7%)
	Airlines (0.4%)
131	Virgin Australia Trust (a)	5.00	4/23/2025	137
	Industrial Conglomerates (2.5%)
750	CK Hutchison International Ltd. (a)	2.75	3/29/2023	738

3    |    USAA Core Short-Term Bond ETF

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Railroads (0.8%)
$ 240	Asciano Finance Ltd. (a)	5.00%	4/07/2018	$ 242
	Total Industrials			1,117
	Materials (2.4%)
	Commodity Chemicals (1.7%)
500	Braskem Finance Ltd. Co.	7.25	6/05/2018	515
	Construction Materials (0.7%)
200	Cemex SAB de CV 3 mo. USD LIBOR + 4.750% (a)	6.11 (e)	10/15/2018	206
	Total Materials			721
	Real Estate (1.7%)
	REITs - Retail (1.7%)
500	Scentre Group Trust REIT(a)	2.38	4/28/2021	494
	Utilities (1.0%)
	Independent Power Producers & Energy Traders (1.0%)
300	TransAlta Corp.	6.90	5/15/2018	306
	Total Eurodollar and Yankee Obligations (cost: $4,989)			4,963
	ASSET-BACKED SECURITIES (6.2%)
	Financials (6.2%)
	Asset-Backed Financing (6.2%)
500	Avis Budget Rental Car Funding, LLC (a)	2.62	9/20/2019	501
300	Dell Equipment Finance Trust (a)	2.75	9/22/2020	301
500	MMAF Equipment Finance, LLC (a)	1.93	7/16/2021	499
100	MMAF Equipment Finance, LLC (a)	1.76	1/17/2023	99
250	Santander Drive Auto Receivables Trust	2.74	12/15/2021	251
204	SCF Equipment Leasing, LLC (a)	3.41	12/20/2023	204
	Total Financials			1,855
	Total Asset-Backed Securities (cost: $1,856)			1,855
	U.S. TREASURY SECURITIES (20.0%)(f)
	Notes (20.0%)
300	1.00%, 3/15/2018			300
1,500	1.62%, 7/31/2019			1,496
1,000	1.62%, 7/31/2020			994
1,000	1.63%, 10/15/2020 (g)			992
1,000	1.13%, 7/31/2021			969
1,250	1.87%, 9/30/2022			1,235
	Total U.S. Treasury Securities (cost: $6,012)			5,986

Portfolio of Investments    |    4

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	COLLATERALIZED LOAN OBLIGATION (1.7%)
	Financials (1.7%)
$ 500	Oaktree EIF Ltd. 3 mo. USD LIBOR + 2.000%(a)	3.35% (e)	10/20/2027	$ 502
	FOREIGN GOVERNMENT OBLIGATIONS (5.0%)
1,000	Province of Alberta	1.90	12/06/2019	995
500	Province of Ontario	1.63	1/18/2019	498
	Total Foreign Government Obligations (cost: $1,498)			1,493
	MUNICIPAL BONDS (4.3%)
	Illinois (1.7%)
500	Chicago Wastewater Transmission	3.73	1/01/2020	510
	New Jersey (2.6%)
500	New Jersey EDA	2.42	6/15/2018	500
300	New Jersey Educational Facilities Auth.(d)	2.47	9/01/2021	300
				800
	Total Municipal Bonds (cost: $1,312)			1,310
	Total Bonds (cost: $29,890)			29,776
	MONEY MARKET INSTRUMENTS (1.7%)
	COMMERCIAL PAPER (0.8%)
250	Fortive Corp. (a),(h) (cost: $250)			250
Number of Shares
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.9%)
268,945	State Street Institutional Treasury Money Market Fund, Premier Class, 1.02%(i) (cost: $269)			269
	Total Money Market Instruments (cost: $519)			519
	Total Investments (cost: $30,409)			$ 30,295

5    |    USAA Core Short-Term Bond ETF

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Corporate Obligations	$ —	$13,667	$—	$13,667
Eurodollar and Yankee Obligations	—	4,963	—	4,963
Asset-Backed Securities	—	1,855	—	1,855
U.S. Treasury Securities	5,986	—	—	5,986
Collateralized Loan Obligation	—	502	—	502
Foreign Government Obligations	—	1,493	—	1,493
Municipal Bonds	—	1,310	—	1,310
Money Market Instruments:
Commercial Paper	—	250	—	250
Government & U.S. Treasury Money Market Funds	269	—	—	269
Total	$6,255	$24,040	$—	$30,295
Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.
For the period of October 24, 2017 (commencement of operations), through November 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments    |    6

NOTES TO PORTFOLIO
OF INVESTMENTS
November 30, 2017 (unaudited)
GENERAL NOTES
USAA ETF TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of six separate exchange-traded funds. Additionally, the USAA Core Short-Term Bond ETF (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.
A.  Security valuation – The Trust’s Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.
The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.
The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.
The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:
1.  Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

7    |    USAA Core Short-Term Bond ETF

2.  Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not need to be reflected in the value of the Fund’s foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund’s foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. Such securities are categorized in Level 2 of the fair value hierarchy.
3.  Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.
4.  Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.
5.  Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service’s judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.
6.  Repurchase agreements are valued at cost.
7.  In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

Notes to Portfolio of Investments    |    8

B.  Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:
Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.
Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.
Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
C.  Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day’s ending value of securities loaned. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund’s Portfolio of Investments while non-cash collateral is not included. At November 30, 2017, the Fund had no securities on loan.
D.  Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund’s NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.
E.   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $29,974,000 at November 30, 2017, and, in total, may not

9    |    USAA Core Short-Term Bond ETF

equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 24.2% of net assets at November 30, 2017.
F.  Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.
In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.
In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.
The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.
CATEGORIES AND DEFINITIONS
Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.
Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Notes to Portfolio of Investments    |    10

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
EDA	Economic Development Authority
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.
USD	U.S. Dollar

SPECIFIC NOTES
(a)	Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b)	Senior loan (loan) – is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at November 30, 2017. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c)	The senior loan will settle after November 30, 2017, at which time the interest rate will be determined.
(d)	At November 30, 2017, the aggregate market value of securities purchased on a delayed-delivery basis was $500,000, which included when-issued securities of $300,000.
(e)	Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at November 30, 2017.
(f)	Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.
(g)	At November 30, 2017, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

11    |    USAA Core Short-Term Bond ETF

(h)	Commercial paper issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (Section 4(a)2 Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(i)	Rate represents the money market fund annualized seven-day yield at November 30, 2017.

Notes to Portfolio of Investments    |    12

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA Core Intermediate-Term Bond ETF
November 30, 2017
98745-0118	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS
USAA Core Intermediate-Term Bond ETF
November 30, 2017 (unaudited)
Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	BONDS (99.2%)
	CORPORATE OBLIGATIONS (40.3%)
	Consumer Discretionary (5.1%)
	Cable & Satellite (1.4%)
$ 500	Charter Communications Operating LLC/Charter Communications Operating Capital	3.75%	2/15/2028	$ 476
	Department Stores (0.7%)
250	JC Penney Corp., Inc. (a)	5.87	7/01/2023	236
	Homebuilding (1.5%)
500	DR Horton, Inc.	4.75	2/15/2023	537
	Housewares & Specialties (1.5%)
500	Newell Brands, Inc.	4.20	4/01/2026	524
	Total Consumer Discretionary			1,773
	Consumer Staples (2.1%)
	Brewers (0.7%)
250	Molson Coors Brewing Co.	3.00	7/15/2026	243
	Distillers & Vintners (0.7%)
250	Constellation Brands, Inc.	3.50	5/09/2027	252
	Food Retail (0.7%)
250	Kroger Co.	3.50	2/01/2026	248
	Total Consumer Staples			743
	Energy (7.8%)
	Oil & Gas Drilling (1.4%)
500	Nabors Industries, Inc.	4.63	9/15/2021	481
	Oil & Gas Exploration & Production (1.5%)
500	Southwestern Energy Co.	7.75	10/01/2027	536

1    |    USAA Core Intermediate-Term Bond ETF

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Oil & Gas Refining & Marketing (1.4%)
$ 500	Andeavor Logistics LP/Tesoro Logistics Finance Corp.	4.25%	12/01/2027	$ 500
	Oil & Gas Storage & Transportation (3.5%)
250	Boardwalk Pipelines, LP	4.45	7/15/2027	255
500	Energy Transfer LP 3 mo. USD LIBOR + 3.018%	4.39 (b)	11/01/2066	450
500	NuStar Logistics LP	4.75	2/01/2022	506
				1,211
	Total Energy			2,728
	Financials (10.8%)
	Diversified Banks (7.3%)
1,000	Bank of America Corp. 3 mo. USD LIBOR + 1.512%	3.71 (b)	4/24/2028	1,026
1,000	Citigroup, Inc.	4.12	7/25/2028	1,027
500	Wells Fargo & Co.	3.00	10/23/2026	489
				2,542
	Property & Casualty Insurance (2.1%)
500	Chubb Corp. 3 mo. USD LIBOR + 2.250%	3.61 (b)	3/29/2067	497
250	Old Republic International Corp.	3.87	8/26/2026	252
				749
	Regional Banks (1.4%)
500	Key Bank N.A.	3.40	5/20/2026	499
	Total Financials			3,790
	Health Care (6.5%)
	Health Care Equipment (1.4%)
500	Becton Dickinson & Co.	3.70	6/06/2027	500
	Health Care Facilities (1.5%)
500	HCA, Inc.	4.50	2/15/2027	508
	Health Care Services (2.2%)
500	DaVita, Inc.	5.00	5/01/2025	502
250	Quest Diagnostics, Inc.	3.45	6/01/2026	250
				752
	Pharmaceuticals (1.4%)
500	Mylan N.V.	3.95	6/15/2026	499
	Total Health Care			2,259
	Industrials (3.6%)
	Aerospace & Defense (0.8%)
250	Arconic, Inc.	5.13	10/01/2024	268

Portfolio of Investments    |    2

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Airlines (1.4%)
$ 500	American Airlines, Inc. Pass-Through Trust	3.60%	4/15/2031	$ 511
	Trading Companies & Distributors (1.4%)
500	ILFC E-Capital Trust 3 mo. USD LIBOR + 1.550% (a)	4.36 (b)	12/21/2065	481
	Total Industrials			1,260
	Materials (2.2%)
	Construction Materials (0.8%)
250	Vulcan Materials Co.	3.90	4/01/2027	256
	Fertilizers & Agricultural Chemicals (1.4%)
500	Mosaic Co.	4.05	11/15/2027	497
	Total Materials			753
	Real Estate (2.2%)
	Hotels, Resorts & Cruise Lines (1.5%)
500	Hospitality Property Trust REIT	4.95	2/15/2027	528
	REITs - Health Care (0.7%)
250	Sabra Health Care LP/Sabra Capital Corp. REIT	5.38	6/01/2023	259
	Total Real Estate			787
	Total Corporate Obligations (cost: $14,159)			14,093
	EURODOLLAR AND YANKEE OBLIGATIONS (15.1%)
	Energy (2.3%)
	Integrated Oil & Gas (1.6%)
500	Petroleos Mexicanos (a)	6.50	3/13/2027	552
	Oil & Gas Exploration & Production (0.7%)
250	Aker BP ASA (a)	6.00	7/01/2022	262
	Total Energy			814
	Financials (6.9%)
	Diversified Banks (6.9%)
500	ABN AMRO Bank N.V. (a)	4.80	4/18/2026	533
600	Cooperatieve Rabobank UA 3 mo. USD LIBOR + 1.892%	4.00 (b)	4/10/2029	611
250	Credit Agricole S.A. (a)	3.25	10/04/2024	249
500	Credit Suisse Group Funding Guernsey Ltd.	3.75	3/26/2025	512
250	Lloyds Banking Group plc 3 mo. USD LIBOR + 0.810%	2.91 (b)	11/07/2023	248
250	Lloyds Banking Group plc 3 mo. USD LIBOR + 1.205%	3.57 (b)	11/07/2028	249
				2,402

3    |    USAA Core Intermediate-Term Bond ETF

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Industrials (0.7%)
	Airlines (0.7%)
$ 220	Air Canada Pass-Through Trust (a)	5.37%	11/15/2022	$ 232
	Materials (5.2%)
	Construction Materials (0.7%)
250	CEMEX Finance LLC (a)	6.00	4/01/2024	265
	Diversified Metals & Mining (2.8%)
500	Anglo American Capital plc (a)	4.00	9/11/2027	492
500	Glencore Funding LLC (a)	4.00	3/27/2027	497
				989
	Steel (1.7%)
500	Vale Overseas Ltd.	6.25	8/10/2026	581
	Total Materials			1,835
	Total Eurodollar and Yankee Obligations (cost: $5,292)			5,283
	COMMERCIAL MORTGAGE SECURITIES (1.5%)
	Financials (1.5%)
	Commercial Mortgage-Backed Securities (1.5%)
500	Citigroup Commercial Mortgage Trust	3.79 (c)	9/15/2050	515
	Total Commercial Mortgage Securities (cost: $511)			515
	U.S. GOVERNMENT AGENCY ISSUES (12.8%)(d)
	Commercial Mortgage-Backed Securities (0.2%)
86	Freddie Mac (+)	3.19 (b)	9/25/2027	88
	Mortgage-Backed Pass-Through Securities (12.6%)
3,996	Freddie Mac (+)	3.50	6/01/2046	4,101
289	Freddie Mac (+)	3.50	8/01/2046	296
				4,397
	Total U.S. Government Agency Issues (cost: $4,496)			4,485
	U.S. TREASURY SECURITIES (26.7%)(e)
	Bonds (1.4%)
500	2.75%, 8/15/2047			492
	Notes (25.3%)
500	2.00%, 10/31/2022			497
8,500	2.00%, 4/30/2024			8,356
				8,853
	Total U.S. Treasury Securities (cost: $9,381)			9,345

Portfolio of Investments    |    4

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	MUNICIPAL BONDS (2.8%)
	Maine (1.4%)
$ 500	Eastern Maine Healthcare Systems	3.71%	7/01/2026	$ 476
	New York (1.4%)
500	Oyster Bay	3.55	2/01/2019	499
	Total Municipal Bonds (cost: $975)			975
	Total Bonds (cost: $34,814)			34,696
Number of Shares
	MONEY MARKET INSTRUMENTS (0.3%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)
63,492	State Street Institutional Treasury Money Market Fund, Premier Class, 1.02%(f) (cost: $64)			64
	Total Investments (cost: $34,878)			$ 34,760

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Corporate Obligations	$ —	$14,093	$—	$14,093
Eurodollar and Yankee Obligations	—	5,283	—	5,283
Commercial Mortgage Securities	—	515	—	515
U.S. Government Agency Issues	—	4,485	—	4,485
U.S. Treasury Securities	9,345	—	—	9,345
Municipal Bonds	—	975	—	975
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	64	—	—	64
Total	$9,409	$25,351	$—	$34,760
Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.
For the period of October 24, 2017 (commencement of operations), through November 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

5    |    USAA Core Intermediate-Term Bond ETF

NOTES TO PORTFOLIO
OF INVESTMENTS
November 30, 2017 (unaudited)
GENERAL NOTES
USAA ETF TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of six separate exchange-traded funds. Additionally, the USAA Core Intermediate-Term Bond ETF (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.
A.  Security valuation – The Trust’s Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.
The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.
The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.
The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:
1.  Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

Notes to Portfolio of Investments    |    6

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.
2.  Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not need to be reflected in the value of the Fund’s foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund’s foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. Such securities are categorized in Level 2 of the fair value hierarchy.
3.  Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.
4.  Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.
5.  Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service’s judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.
6.  Repurchase agreements are valued at cost.
7.  In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition

7    |    USAA Core Intermediate-Term Bond ETF

of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.
B.  Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:
Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.
Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.
Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
C.  Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day’s ending value of securities loaned. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund’s Portfolio of Investments while non-cash collateral is not included. At November 30, 2017, the Fund had no securities on loan.
D.  Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund’s NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

Notes to Portfolio of Investments    |    8

E.   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $34,985,000 at November 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 15.1% of net assets at November 30, 2017.
F.  Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.
In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.
In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.
The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.
CATEGORIES AND DEFINITIONS
Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.
Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

9    |    USAA Core Intermediate-Term Bond ETF

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.
USD	U.S. Dollar

SPECIFIC NOTES
(a)	Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b)	Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at November 30, 2017.
(c)	Stated interest rates may change slightly over time as underlying mortgages pay down.
(d)	U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a “+”, are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs’ obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund’s investments in securities issued by Fannie Mae and Freddie Mac.
(e)	Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.
(f)	Rate represents the money market fund annualized seven-day yield at November 30, 2017.

Notes to Portfolio of Investments    |    10

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA MSCI USA Value Momentum Blend Index ETF
November 30, 2017
98746-0118	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS
USAA MSCI USA Value Momentum Blend Index ETF
November 30, 2017 (unaudited)
Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (99.9%)
	COMMON STOCKS (99.9%)
	Consumer Discretionary (15.5%)
	Apparel Retail (0.5%)
12,237	Gap, Inc.	$ 395
	Apparel, Accessories & Luxury Goods (0.9%)
2,481	Michael Kors Holdings Ltd.*	145
3,024	PVH Corp.	407
1,806	Ralph Lauren Corp.	172
		724
	Auto Parts & Equipment (1.8%)
1,814	Autoliv, Inc.	232
7,392	BorgWarner, Inc.	411
2,070	Delphi Automotive plc	217
3,000	Lear Corp.	543
		1,403
	Automobile Manufacturers (1.3%)
42,588	Ford Motor Co.	533
11,236	General Motors Co.	484
		1,017
	Broadcasting (0.3%)
2,400	Scripps Networks Interactive, Inc. “A”	196
	Cable & Satellite (1.6%)
616	Charter Communications, Inc. “A”*	201
7,207	Comcast Corp. “A”	271
5,790	Liberty Media Corp-Liberty SiriusXM*	236
12,405	Liberty Media Corp-Liberty SiriusXM “A”*	506
		1,214
	Computer & Electronics Retail (0.4%)
5,504	Best Buy Co., Inc.	328
	Department Stores (0.7%)
7,770	Kohl's Corp.	373
7,514	Macy's, Inc.	179
		552

1    |    USAA MSCI USA Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	Home Furnishings (0.4%)
1,080	Mohawk Industries, Inc.*	$ 305
	Homebuilding (2.9%)
4,596	DR Horton, Inc.	234
3,991	Lennar Corp. “A”	251
1	Lennar Corp. “B”	—
211	NVR, Inc.*	733
15,133	PulteGroup, Inc.	516
10,800	Toll Brothers, Inc.	544
		2,278
	Hotels, Resorts & Cruise Lines (2.6%)
7,740	Carnival Corp.	508
2,101	Marriott International, Inc. “A”	267
6,169	Norwegian Cruise Line Holdings Ltd.*	334
3,006	Royal Caribbean Cruises Ltd.	372
4,725	Wyndham Worldwide Corp.	531
		2,012
	Leisure Facilities (0.4%)
1,217	Vail Resorts, Inc.	274
	Movies & Entertainment (0.3%)
5,743	Live Nation Entertainment, Inc.*	261
	Publishing (0.6%)
30,944	News Corp. “A”	500
	Specialty Stores (0.3%)
2,280	Tiffany & Co.	216
	Tires & Rubber (0.5%)
12,349	Goodyear Tire & Rubber Co.	400
	Total Consumer Discretionary	12,075
	Consumer Staples (3.6%)
	Agricultural Products (0.7%)
5,160	Archer-Daniels-Midland Co.	206
5,607	Bunge Ltd.	375
		581
	Distillers & Vintners (0.8%)
2,738	Constellation Brands, Inc. “A”	596
	Drug Retail (0.3%)
3,000	Walgreens Boots Alliance, Inc.	218
	Hypermarkets & Super Centers (0.8%)
6,679	Wal-Mart Stores, Inc.	649

Portfolio of Investments    |    2

Number of Shares	Security	Market Value (000)
	Packaged Foods & Meats (0.6%)
6,137	Tyson Foods, Inc. “A”	$ 505
	Personal Products (0.4%)
2,340	Estee Lauder Companies. Inc “A”	292
	Total Consumer Staples	2,841
	Energy (5.2%)
	Integrated Oil & Gas (0.7%)
4,530	Chevron Corp.	539
	Oil & Gas Equipment & Services (1.1%)
10,922	Baker Hughes a GE Co.	325
5,190	National Oilwell Varco, Inc.	174
12,835	TechnipFMC plc	367
		866
	Oil & Gas Exploration & Production (0.4%)
7,841	Antero Resources Corp.*	149
9,572	Marathon Oil Corp.	142
		291
	Oil & Gas Refining & Marketing (2.7%)
3,679	Andeavor	388
9,235	HollyFrontier Corp.	411
5,700	Marathon Petroleum Corp.	357
4,960	Phillips 66	484
5,510	Valero Energy Corp.	472
		2,112
	Oil & Gas Storage & Transportation (0.3%)
2,250	Targa Resources Corp.	97
3,710	Williams Companies, Inc.	108
		205
	Total Energy	4,013
	Financials (17.6%)
	Consumer Finance (1.2%)
16,270	Ally Financial, Inc.	437
5,335	Capital One Financial Corp.	491
		928
	Diversified Banks (1.6%)
16,073	Bank of America Corp.	453
6,558	Citigroup, Inc.	495
2,850	JPMorgan Chase & Co.	298
		1,246
	Financial Exchanges & Data (0.4%)
2,654	Cboe Global Markets Inc.	328

3    |    USAA MSCI USA Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	Investment Banking & Brokerage (0.6%)
9,210	Morgan Stanley	$ 475
	Life & Health Insurance (2.8%)
4,792	Brighthouse Financial, Inc.*	282
5,220	Lincoln National Corp.	400
8,681	MetLife, Inc.	466
4,484	Prudential Financial, Inc.	519
9,204	Unum Group	521
		2,188
	Multi-Line Insurance (2.3%)
7,294	American Financial Group, Inc.	766
10,711	Hartford Financial Services Group, Inc.	615
7,591	Loews Corp.	382
		1,763
	Multi-Sector Holdings (0.3%)
8,979	Leucadia National Corp.	236
	Other Diversified Financial Services (0.6%)
9,801	Voya Financial, Inc.	433
	Property & Casualty Insurance (2.6%)
7,778	Allstate Corp	798
5,760	FNF Group	233
14,357	Progressive Corp.	764
6,638	XL Group Ltd.	258
		2,053
	Regional Banks (2.4%)
9,494	CIT Group, Inc.	473
13,465	Citizens Financial Group, Inc.	548
4,468	PNC Financial Services Group, Inc.	628
13,380	Regions Financial Corp.	222
		1,871
	Reinsurance (1.9%)
1,493	Everest Re Group Ltd.	328
4,844	Reinsurance Group of America, Inc.	785
2,950	RenaissanceRe Holdings Ltd.	391
		1,504
	REITs - Mortgage (0.9%)
17,253	AGNC Investment Corp. REIT	343
28,691	Annaly Capital Management, Inc. REIT	335
		678
	Total Financials	13,703
	Health Care (12.7%)
	Biotechnology (0.9%)
2,161	AbbVie, Inc.	209
2,847	Gilead Sciences, Inc.	213

Portfolio of Investments    |    4

Number of Shares	Security	Market Value (000)
2,470	United Therapeutics Corp.*	$ 321
		743
	Health Care Distributors (0.7%)
6,035	AmerisourceBergen Corp.	512
	Health Care Equipment (3.2%)
5,261	Abbott Laboratories	296
10,090	Baxter International, Inc.	661
1,257	IDEXX Laboratories, Inc.*	197
1,685	Intuitive Surgical, Inc.*	674
2,250	Stryker Corp.	351
1,069	Teleflex, Inc.	284
		2,463
	Health Care Services (0.7%)
1,830	Laboratory Corp. of America Holdings*	290
2,907	Quest Diagnostics, Inc.	286
		576
	Health Care Supplies (1.3%)
1,860	Align Technology, Inc.*	485
2,160	Cooper Cos., Inc.	521
		1,006
	Life Sciences Tools & Services (1.9%)
4,232	Agilent Technologies, Inc.	293
2,590	IQVIA Holdings, Inc.*	264
960	Mettler-Toledo International, Inc.*	604
1,500	Waters Corp.*	296
		1,457
	Managed Health Care (3.6%)
3,055	Aetna, Inc.	551
2,508	Anthem, Inc.	589
3,931	Centene Corp.*	401
2,569	Cigna Corp.	544
3,080	UnitedHealth Group, Inc.	703
		2,788
	Pharmaceuticals (0.4%)
8,892	Mylan N.V.*	325
	Total Health Care	9,870
	Industrials (10.2%)
	Aerospace & Defense (1.4%)
1,907	Boeing Co.	528
2,278	Rockwell Collins, Inc.	301
2,994	Spirit AeroSystems Holdings, Inc. “A”	252
		1,081
	Agricultural & Farm Machinery (1.0%)
3,120	AGCO Corp.	221

5    |    USAA MSCI USA Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
3,811	Deere & Co.	$ 571
		792
	Air Freight & Logistics (0.4%)
1,200	FedEx Corp.	278
	Airlines (1.9%)
6,287	American Airlines Group, Inc.	318
7,767	Delta Air Lines, Inc.	411
6,596	Southwest Airlines Co.	400
5,232	United Continental Holdings, Inc.*	331
		1,460
	Building Products (0.3%)
2,759	Owens Corning	244
	Construction & Engineering (0.7%)
7,832	Jacobs Engineering Group, Inc.	514
	Construction Machinery & Heavy Trucks (0.7%)
3,148	Cummins, Inc.	527
	Electrical Components & Equipment (0.3%)
3,145	Eaton Corp. plc	245
	Environmental & Facilities Services (0.5%)
6,536	Republic Services, Inc.	424
	Human Resource & Employment Services (0.6%)
3,653	ManpowerGroup, Inc.	471
	Industrial Machinery (0.8%)
1,500	Parker-Hannifin Corp.	281
2,100	Stanley Black & Decker, Inc.	356
		637
	Railroads (0.6%)
3,887	CSX Corp.	217
1,786	Norfolk Southern Corp.	247
		464
	Trading Companies & Distributors (0.4%)
1,964	United Rentals, Inc.*	313
	Trucking (0.6%)
4,833	Knight-Swift Transportation Holdings, Inc.	207
1,921	Old Dominion Freight Line, Inc.	248
		455
	Total Industrials	7,905

Portfolio of Investments    |    6

Number of Shares	Security	Market Value (000)
	Information Technology (13.9%)
	Application Software (2.1%)
4,333	ANSYS, Inc.*	$ 642
6,990	Cadence Design Systems, Inc.*	307
7,530	Synopsys, Inc.*	681
		1,630
	Communications Equipment (0.6%)
8,101	Cisco Systems, Inc.	302
7,194	Juniper Networks, Inc.	200
		502
	Data Processing & Outsourced Services (0.6%)
6,138	PayPal Holdings, Inc.*	465
	Electronic Components (0.7%)
16,894	Corning, Inc.	547
	Electronic Manufacturing Services (0.9%)
27,315	Flex Ltd.*	493
802	IPG Photonics Corp.*	184
		677
	Home Entertainment Software (0.5%)
3,033	Activision Blizzard, Inc.	189
1,910	Take-Two Interactive Software, Inc.*	213
		402
	Internet Software & Services (0.3%)
1,581	IAC/InterActiveCorp *	201
	IT Consulting & Other Services (0.4%)
3,605	DXC Technology Co.	347
	Semiconductor Equipment (1.1%)
7,868	Applied Materials, Inc.	415
2,215	Lam Research Corp.	426
		841
	Semiconductors (2.0%)
5,528	Intel Corp.	248
5,396	Microchip Technology, Inc.	470
6,814	Micron Technology, Inc.*	289
1,451	NVIDIA Corp.	291
3,165	Qorvo, Inc.*	242
		1,540
	Systems Software (0.5%)
2,623	Dell Technologies, Inc. “V”*	205
1,642	VMware, Inc. “A”*	197
		402

7    |    USAA MSCI USA Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	Technology Distributors (1.0%)
6,072	Arrow Electronics, Inc.*	$ 490
3,750	CDW Corp.	263
		753
	Technology Hardware, Storage, & Peripherals (3.2%)
2,790	Apple, Inc.	479
26,568	Hewlett Packard Enterprise Co.	371
19,584	HP, Inc.	420
8,116	NetApp, Inc.	459
3,248	Seagate Technology plc	125
3,210	Western Digital Corp.	253
14,346	Xerox Corp.	426
		2,533
	Total Information Technology	10,840
	Materials (6.0%)
	Commodity Chemicals (0.5%)
4,061	LyondellBasell Industries N.V. “A”	425
	Copper (0.2%)
11,447	Freeport-McMoRan, Inc.*	160
	Diversified Chemicals (1.6%)
4,184	Chemours Co.	215
7,155	DowDuPont, Inc.	515
5,531	Eastman Chemical Co.	511
		1,241
	Fertilizers & Agricultural Chemicals (0.6%)
4,582	FMC Corp.	433
	Paper Packaging (2.1%)
5,976	Avery Dennison Corp.	682
4,012	Packaging Corp. of America	476
7,088	WestRock Co.	442
		1,600
	Specialty Chemicals (0.8%)
2,832	Albemarle Corp.	380
2,190	Celanese Corp. “A”	235
		615
	Steel (0.2%)
4,470	Steel Dynamics, Inc.	172
	Total Materials	4,646
	Real Estate (6.4%)
	Real Estate Services (0.3%)
5,882	CBRE Group, Inc. REIT “A”*	255

Portfolio of Investments    |    8

Number of Shares	Security	Market Value (000)
	REITs - Diversified (1.4%)
28,862	Colony NorthStar, Inc. REIT “A”	$ 352
6,827	Liberty Property Trust REIT	306
52,552	VEREIT, Inc. REIT	410
		1,068
	REITs - Health Care (0.2%)
6,671	HCP, Inc. REIT	177
	REITs - Hotel & Resort (0.6%)
23,819	Host Hotels & Resorts, Inc. REIT	471
	REITs - Industrial (0.4%)
4,535	Prologis, Inc. REIT	300
	REITs - Residential (0.4%)
3,401	Camden Property Trust REIT	311
	REITs - Specialized (3.1%)
4,351	American Tower Corp. REIT	626
3,013	Crown Castle International Corp. REIT	341
4,689	Digital Realty Trust, Inc. REIT	547
644	Equinix, Inc. REIT	299
3,289	SBA Communications Corp. REIT*	558
		2,371
	Total Real Estate	4,953
	Telecommunication Services (0.7%)
	Integrated Telecommunication Services (0.4%)
23,220	CenturyLink, Inc.	339
	Wireless Telecommunication Services (0.3%)
3,449	T-Mobile US, Inc.*	210
	Total Telecommunication Services	549
	Utilities (8.1%)
	Electric Utilities (4.4%)
4,635	American Electric Power Co., Inc.	360
4,085	Duke Energy Corp.	364
7,860	Entergy Corp.	680
13,292	Exelon Corp.	554
2,282	NextEra Energy, Inc.	361
3,748	Pinnacle West Capital Corp.	344
14,986	Xcel Energy, Inc.	773
		3,436
	Independent Power Producers & Energy Traders (0.3%)
21,196	AES Corp.	224
	Multi-Utilities (3.4%)
10,560	Ameren Corp.	676
21,431	CenterPoint Energy, Inc.	643

9    |    USAA MSCI USA Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
8,087	Consolidated Edison, Inc.	$ 720
12,098	Public Service Enterprise Group, Inc.	642
		2,681
	Total Utilities	6,341
	Total Common Stocks (cost: $75,527)	77,736
	Total Equity Securities (cost: $75,527)	77,736
	MONEY MARKET INSTRUMENTS (0.1%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)
31,871	State Street Institutional Treasury Money Market Fund, Premier Class, 1.02%(a) (cost: $32)	32
	Total Investments (cost: $75,559)	$ 77,768

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$77,736	$—	$—	$77,736
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	32	—	—	32
Total	$77,768	$—	$—	$77,768
Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.
For the period of October 24, 2017 (commencement of operations), through November 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments    |    10

NOTES TO PORTFOLIO
OF INVESTMENTS
November 30, 2017 (unaudited)
GENERAL NOTES
USAA ETF TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of six separate exchange-traded funds. Additionally, the USAA MSCI USA Value Momentum Blend Index ETF (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.
A.  Security valuation – The Trust’s Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.
The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.
The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.
The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:
1.  Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

11    |    USAA MSCI USA Value Momentum Blend Index ETF

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.
2.  Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not need to be reflected in the value of the Fund’s foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund’s foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. Such securities are categorized in Level 2 of the fair value hierarchy.
3.  Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.
4.  Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.
5.  Repurchase agreements are valued at cost.
6.  In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.
B.  Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:
Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Notes to Portfolio of Investments    |    12

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.
Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
C.  Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day’s ending value of securities loaned. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund’s Portfolio of Investments while non-cash collateral is not included. At November 30, 2017, the Fund had no securities on loan.
D.   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $77,824,000 at November 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 1.9% of net assets at November 30, 2017.
E.  Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.
In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.
In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.
The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and

13    |    USAA MSCI USA Value Momentum Blend Index ETF

N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.
PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES
(a)	Rate represents the money market fund annualized seven-day yield at November 30, 2017.
*	Non-income-producing security.

Notes to Portfolio of Investments    |    14

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA MSCI USA Small Cap Value Momentum Blend Index ETF
November 30, 2017
98746-0118	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS
USAA MSCI USA Small Cap Value Momentum Blend Index ETF
November 30, 2017 (unaudited)
Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (99.8%)
	COMMON STOCKS (99.8%)
	Consumer Discretionary (12.8%)
	Apparel Retail (0.7%)
2,352	Abercrombie & Fitch Co. “A”	$ 41
11,479	Ascena Retail Group, Inc.*	27
182	Children's Place, Inc.	24
900	Citi Trends, Inc.	23
		115
	Apparel, Accessories & Luxury Goods (0.2%)
7,409	Iconix Brand Group, Inc.*	14
623	Movado Group, Inc.	18
		32
	Auto Parts & Equipment (2.1%)
207	Adient plc	16
2,380	American Axle & Manufacturing Holdings, Inc.*	43
431	Cooper-Standard Holdings, Inc.*	54
1,712	Dana, Inc.	57
1,187	Fox Factory Holding Corp.*	46
1,735	Modine Manufacturing Co.*	40
1,521	Tower International, Inc.	49
481	Visteon Corp.*	63
		368
	Automobile Manufacturers (0.6%)
446	Thor Industries, Inc.	68
799	Winnebago Industries, Inc.	44
		112
	Broadcasting (0.4%)
2,780	Entravision Communications Corp. “A”	19
980	Gray Television, Inc.*	14
892	Tribune Media Co. “A”	37
		70
	Casinos & Gaming (0.6%)
774	Boyd Gaming Corp.	25
168	Churchill Downs, Inc.	39
713	Eldorado Resorts, Inc.*	22
843	Penn National Gaming, Inc.*	24
		110

1    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	Computer & Electronics Retail (0.4%)
745	Conn's, Inc.*	$ 23
1,977	GameStop Corp. “A”	37
1,117	Rent-A-Center, Inc.	13
		73
	Department Stores (0.1%)
294	Dillard's, Inc. “A”	18
	Education Services (1.3%)
924	Adtalem Global Education, Inc.	38
746	American Public Education, Inc.*	20
2,108	Chegg, Inc.*	32
97	Graham Holdings Co. “B”	57
599	Grand Canyon Education, Inc.*	57
1,643	K12, Inc.*	27
		231
	Footwear (0.1%)
759	Wolverine World Wide, Inc.	22
	Home Furnishings (0.2%)
812	Hooker Furniture Corp.	41
	Homebuilding (2.6%)
1,746	Beazer Homes USA, Inc.*	37
621	CalAtlantic Group, Inc.	35
1,682	Century Communities, Inc.*	53
294	Installed Building Products, Inc.*	23
1,691	KB Home	53
232	LGI Homes, Inc.*	16
1,705	M/I Homes, Inc.*	62
1,566	MDC Holdings, Inc.	56
353	Meritage Homes Corp.*	19
833	Taylor Morrison Home Corp. “A”*	20
630	TopBuild Corp.*	43
1,121	TRI Pointe Group, Inc.*	20
1,061	William Lyon Homes “A”*	32
		469
	Homefurnishing Retail (1.0%)
843	Aaron's, Inc.	32
767	At Home Group, Inc.*	21
1,970	Haverty Furniture Companies, Inc.	47
2,854	Pier 1 Imports, Inc.	14
386	RH *	39
476	Sleep Number Corp.*	17
		170
	Hotels, Resorts & Cruise Lines (0.5%)
1,572	ILG, Inc.	44
364	Marriott Vacations Worldwide Corp.	49
		93
	Household Appliances (0.1%)
252	Hamilton Beach Brands Holding Co. “A”	7

Portfolio of Investments    |    2

Number of Shares	Security	Market Value (000)
236	iRobot Corp.*	$ 16
		23
	Internet & Direct Marketing Retail (0.5%)
494	Liberty Ventures “A”*	28
322	Nutrisystem, Inc.	16
254	Overstock.com, Inc.*	12
941	PetMed Express, Inc.	37
		93
	Leisure Facilities (0.2%)
746	International Speedway Corp. “A”	31
	Publishing (0.3%)
2,960	New York Times Co. “A”	56
	Restaurants (0.3%)
328	Red Robin Gourmet Burgers, Inc.*	17
2,391	Wendy's Co.	36
		53
	Specialized Consumer Services (0.2%)
469	Sotheby's *	24
168	Weight Watchers International, Inc.*	7
		31
	Specialty Stores (0.3%)
6,035	Barnes & Noble Education, Inc.*	37
7,390	Office Depot, Inc.	24
		61
	Tires & Rubber (0.1%)
616	Cooper Tire & Rubber Co.	23
	Total Consumer Discretionary	2,295
	Consumer Staples (3.8%)
	Agricultural Products (0.4%)
2,199	Darling Ingredients, Inc.*	40
578	Fresh Del Monte Produce, Inc.	28
		68
	Food Distributors (0.5%)
515	Andersons Inc	16
714	SpartanNash Co.	18
715	U.S. Foods Holding Corp.*	21
557	United Natural Foods, Inc.*	27
		82
	Food Retail (0.1%)
672	Ingles Markets, Inc. “A”	19
	Household Products (0.5%)
1,088	Central Garden & Pet Co.*	43

3    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
1,159	Central Garden & Pet Co. “A”*	$ 45
		88
	Packaged Foods & Meats (1.7%)
609	Bob Evans Farms, Inc.	47
2,507	Freshpet, Inc.*	48
342	John B Sanfilippo & Son, Inc.	21
802	Omega Protein Corp.	18
802	Pinnacle Foods, Inc.	47
348	Sanderson Farms, Inc.	59
8	Seaboard Corp.	34
642	Seneca Foods Corp. “A”*	22
		296
	Personal Products (0.1%)
353	Medifast, Inc.	24
	Soft Drinks (0.4%)
179	Coca-Cola Bottling Co. Consolidated	38
357	National Beverage Corp.	39
		77
	Tobacco (0.1%)
498	Universal Corp.	26
	Total Consumer Staples	680
	Energy (2.9%)
	Oil & Gas Drilling (0.9%)
848	Diamond Offshore Drilling, Inc.*	14
7,706	Ensco plc “A”	41
5,856	Noble Corp. plc*	24
2,479	Rowan Cos. plc “A”*	36
2,745	Transocean Ltd.*	28
941	Unit Corp.*	20
		163
	Oil & Gas Equipment & Services (0.5%)
872	Exterran Corp.*	27
1,593	McDermott International, Inc.*	11
1,653	Newpark Resources, Inc.*	15
555	RPC, Inc.	13
441	SEACOR Holdings, Inc.*	21
		87
	Oil & Gas Exploration & Production (0.4%)
1,703	Halcon Resources Corp.*	12
343	Resolute Energy Corp.*	10
840	Ring Energy, Inc.*	12
1,502	SRC Energy, Inc.*	13
973	Tellurian, Inc.*	12
462	Whiting Petroleum Corp.*	12
		71
	Oil & Gas Refining & Marketing (0.9%)
421	CVR Energy, Inc.	14
1,348	Delek U.S. Holdings, Inc.	45

Portfolio of Investments    |    4

Number of Shares	Security	Market Value (000)
896	Par Pacific Holdings, Inc.*	$ 19
493	PBF Energy, Inc. “A”	16
3,125	Renewable Energy Group, Inc.*	35
414	REX American Resources Corp.*	38
		167
	Oil & Gas Storage & Transportation (0.2%)
5,305	Gener8 Maritime, Inc.*	24
675	International Seaways, Inc.*	12
		36
	Total Energy	524
	Financials (18.0%)
	Asset Management & Custody Banks (0.5%)
3,801	Arlington Asset Investment Corp. “A”	45
1,187	Legg Mason, Inc.	47
		92
	Consumer Finance (1.1%)
707	Encore Capital Group, Inc.*	32
1,362	EZCORP, Inc. “A”*	16
758	Green Dot Corp. “A”*	47
854	Nelnet, Inc. “A”	46
1,089	OneMain Holdings, Inc.*	28
259	World Acceptance Corp.*	22
		191
	Investment Banking & Brokerage (0.7%)
1,371	BGC Partners, Inc. “A”	22
2,185	Cowen, Inc.*	33
360	Interactive Brokers Group, Inc. “A”	20
343	Piper Jaffray Cos.	27
406	Stifel Financial Corp.	23
		125
	Life & Health Insurance (1.3%)
1,144	American Equity Investment Life Holding Co.	36
2,227	CNO Financial Group, Inc.	56
2,086	Fidelity & Guaranty Life	65
6,072	Genworth Financial, Inc. “A”*	21
168	National Western Life Group, Inc. “A”	59
		237
	Multi-Line Insurance (0.3%)
301	American National Insurance Co.	38
290	Kemper Corp.	20
		58
	Property & Casualty Insurance (1.2%)
2,002	Ambac Financial Group, Inc.*	30
1,337	Assured Guaranty Ltd.	49
1,209	First American Financial Corp.	67
837	Heritage Insurance Holdings, Inc.	15
2,906	MBIA, Inc.*	25
546	Selective Insurance Group, Inc.	33
		219

5    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	Regional Banks (5.1%)
1,922	Berkshire Hills Bancorp, Inc.	$ 74
1,168	Bryn Mawr Bank Corp.	52
1,151	CenterState Bank Corp.	31
855	ConnectOne Bancorp, Inc.	23
547	FB Financial Corp.*	23
5,212	First BanCorp*	26
1,989	First Bancorp/Southern Pines	76
1,467	First Merchants Corp.	64
1,961	Green Bancorp, Inc.*	44
1,124	Guaranty Bancorp	33
755	Hancock Holding Co.	39
1,891	Heritage Financial Corp.	62
3,025	Lakeland Bancorp, Inc.	63
1,247	Live Oak Bancshares, Inc.	32
1,237	National Bank Holdings Corp. “A”	42
3,089	OFG Bancorp	30
1,309	Popular, Inc.	46
711	QCR Holdings, Inc.	32
1,278	Seacoast Banking Corp. of Florida*	33
744	Triumph Bancorp, Inc.*	25
1,131	Univest Corp. of Pennsylvania	32
350	Wintrust Financial Corp.	29
		911
	Reinsurance (0.4%)
4,415	Third Point Reinsurance Ltd.*	75
	REITs - Mortgage (5.0%)
3,225	AG Mortgage Investment Trust, Inc. REIT	61
13,675	Anworth Mortgage Asset Corp. REIT	77
4,852	Apollo Commercial Real Estate Finance, Inc. REIT	91
2,341	ARMOUR Residential REIT, Inc. REIT	59
3,428	Chimera Investment Corp. REIT	63
6,940	CYS Investments, Inc. REIT	56
1,706	Granite Point Mortgage Trust, Inc. REIT	31
3,623	Invesco Mortgage Capital REIT	64
10,001	MFA Financial, Inc. REIT	80
4,026	MTGE Investment Corp. REIT	75
2,962	New Residential Investment Corp. REIT	52
3,317	PennyMac Mortgage Investment Trust REIT	52
3,613	Resource Capital Corp. REIT	36
4,516	Two Harbors Investment Corp. REIT	72
2,423	Western Asset Mortgage Capital Corp. REIT	24
		893
	Thrifts & Mortgage Finance (2.4%)
644	Essent Group Ltd.*	28
525	Farmer Mac “C”	39
1,489	Flagstar Bancorp, Inc.*	57
30	LendingTree, Inc.*	9
3,963	MGIC Investment Corp.*	58
865	Nationstar Mortgage Holdings, Inc.*	16
2,918	NMI Holdings, Inc. “A”*	50
2,647	Radian Group, Inc.	54
1,726	United Financial Bancorp, Inc.	32
784	Walker & Dunlop, Inc.*	39
1,005	Washington Federal, Inc.	35
		417
	Total Financials	3,218

Portfolio of Investments    |    6

Number of Shares	Security	Market Value (000)
	Health Care (16.2%)
	Biotechnology (2.2%)
907	Abeona Therapeutics, Inc.*	$ 16
732	Acorda Therapeutics, Inc.*	15
730	AMAG Pharmaceuticals, Inc.*	10
133	Avexis, Inc.*	13
294	Blueprint Medicines Corp.*	22
130	Clovis Oncology, Inc.*	8
459	Emergent BioSolutions, Inc.*	20
564	Enanta Pharmaceuticals, Inc.*	28
182	Esperion Therapeutics, Inc.*	11
393	Exact Sciences Corp.*	23
791	Exelixis, Inc.*	22
261	FibroGen, Inc.*	12
1,819	Immunomedics, Inc.*	20
661	Intellia Therapeutics, Inc.*	15
315	Loxo Oncology, Inc.*	24
956	MiMedx Group, Inc.*	11
1,078	Myriad Genetics, Inc.*	37
11,688	PDL BioPharma, Inc.*	34
175	Portola Pharmaceuticals, Inc.*	9
180	Puma Biotechnology, Inc.*	19
154	Sage Therapeutics, Inc.*	14
547	Spectrum Pharmaceuticals, Inc.*	11
		394
	Health Care Distributors (0.1%)
588	PharMerica Corp.*	17
	Health Care Equipment (4.1%)
70	ABIOMED, Inc.*	14
2,699	AngioDynamics, Inc.*	46
662	AtriCure, Inc.*	12
560	AxoGen, Inc.*	15
239	Cantel Medical Corp.	26
571	Cardiovascular Systems, Inc.*	14
420	CONMED Corp.	23
2,076	CryoLife, Inc.*	42
400	Cutera, Inc.*	16
1,397	Globus Medical, Inc. “A”*	53
330	Heska Corp.*	28
781	Hill-Rom Holdings, Inc.	66
357	Inogen, Inc.*	46
770	Integer Holdings Corp.*	37
578	Integra LifeSciences Holdings Corp.*	28
907	Invacare Corp.	16
942	LeMaitre Vascular, Inc.	31
636	LivaNova plc*	56
549	Masimo Corp.*	49
1,383	Novocure Ltd.*	27
377	Orthofix International N.V.*	20
774	STERIS plc	70
		735
	Health Care Facilities (1.2%)
420	Acadia Healthcare Co., Inc.*	13
4,042	Community Health Systems, Inc.*	18
852	Ensign Group, Inc.	21
1,155	HealthSouth Corp.	58
1,835	Kindred Healthcare, Inc.	13

7    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
1,067	LifePoint Health, Inc.*	$ 51
2,303	Select Medical Holdings Corp.*	41
		215
	Health Care Services (1.6%)
693	Almost Family, Inc.*	41
913	BioTelemetry, Inc.*	27
312	Chemed Corp.	77
504	CorVel Corp.*	28
522	LHC Group, Inc.*	34
385	Providence Service Corp*	23
874	Teladoc, Inc.*	32
781	Tivity Health, Inc.*	29
		291
	Health Care Supplies (1.9%)
105	Atrion Corp.	71
538	Haemonetics Corp.*	31
634	Halyard Health, Inc.*	31
242	ICU Medical, Inc.*	52
1,442	Lantheus Holdings, Inc.*	32
921	Merit Medical Systems, Inc.*	40
1,893	OraSure Technologies, Inc.*	31
902	Quidel Corp.*	34
287	West Pharmaceutical Services, Inc.	29
		351
	Health Care Technology (1.2%)
131	athenahealth, Inc.*	18
539	Computer Programs & Systems, Inc.	16
470	Cotiviti Holdings, Inc.*	15
488	Medidata Solutions, Inc.*	33
998	Omnicell, Inc.*	52
2,571	Quality Systems, Inc.*	37
1,398	Vocera Communications, Inc.*	41
		212
	Life Sciences Tools & Services (1.8%)
357	Bio-Rad Laboratories, Inc. “A”*	97
261	Bio-Techne Corp.	35
802	Bruker Corp.	28
273	Cambrex Corp.*	14
546	Charles River Laboratories International, Inc.*	57
980	PerkinElmer, Inc.	72
168	PRA Health Sciences, Inc.*	14
		317
	Managed Health Care (0.8%)
287	HealthEquity, Inc.*	15
496	Magellan Health, Inc.*	42
1,262	Triple-S Management Corp. “B”*	36
238	WellCare Health Plans, Inc.*	50
		143
	Pharmaceuticals (1.3%)
183	Aerie Pharmaceuticals, Inc.*	12
476	Akorn, Inc.*	15
474	Catalent, Inc.*	19
1,534	Corcept Therapeutics, Inc.*	28

Portfolio of Investments    |    8

Number of Shares	Security	Market Value (000)
2,592	Endo International plc*	$ 19
896	Intersect ENT, Inc.*	27
560	Lannett Co., Inc.*	15
632	Mallinckrodt plc*	14
351	MyoKardia, Inc.*	13
1,003	Phibro Animal Health Corp. “A”	35
619	Supernus Pharmaceuticals, Inc.*	23
225	Zogenix, Inc.*	9
		229
	Total Health Care	2,904
	Industrials (12.7%)
	Aerospace & Defense (1.6%)
550	AAR Corp.	23
400	Aerovironment, Inc.*	18
368	HEICO Corp. “A”	28
749	KLX, Inc.*	42
2,340	Kratos Defense & Security Solutions, Inc.*	24
889	Mercury Systems, Inc.*	46
245	National Presto Industries, Inc.	25
156	Orbital ATK, Inc.	21
203	Teledyne Technologies, Inc.*	38
890	Triumph Group, Inc.	28
		293
	Agricultural & Farm Machinery (0.3%)
707	Toro Co.	46
	Air Freight & Logistics (0.6%)
1,608	Air Transport Services Group, Inc.*	39
609	Atlas Air Worldwide Holdings, Inc.*	35
479	XPO Logistics, Inc.*	38
		112
	Airlines (0.2%)
850	SkyWest, Inc.	44
	Building Products (0.3%)
1,124	Armstrong Flooring, Inc.*	20
599	Simpson Manufacturing Co., Inc.	36
		56
	Commercial Printing (0.2%)
1,299	Ennis, Inc.	27
	Construction & Engineering (0.8%)
826	Aegion Corp.*	23
659	Argan, Inc.	39
371	MasTec, Inc.*	17
350	NV5 Global, Inc.*	19
599	Quanta Services, Inc.*	23
1,131	Tutor Perini Corp.*	28
		149
	Construction Machinery & Heavy Trucks (1.3%)
238	Alamo Group, Inc.	28

9    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
605	Greenbrier Cos., Inc.	$ 30
1,142	Manitowoc Co. Inc*	46
1,621	Meritor, Inc.*	40
959	Spartan Motors, Inc.	15
1,110	Trinity Industries, Inc.	40
1,676	Wabash National Corp.	34
		233
	Diversified Support Services (0.2%)
469	Viad Corp.	27
	Electrical Components & Equipment (0.5%)
607	Regal Beloit Corp.	47
6,337	Sunrun, Inc.*	35
		82
	Environmental & Facilities Services (0.1%)
1,180	Casella Waste Systems, Inc. “A”*	25
	Human Resource & Employment Services (1.0%)
2,163	Kelly Services, Inc. “A”	63
1,166	Korn/Ferry International	51
343	On Assignment, Inc.*	22
1,355	TrueBlue, Inc.*	39
		175
	Industrial Machinery (2.0%)
555	Altra Industrial Motion Corp.	27
857	Barnes Group, Inc.	57
1,121	Columbus McKinnon Corp.	45
539	ESCO Technologies, Inc.	35
490	Graco, Inc.	65
550	Kadant, Inc.	56
502	Kennametal, Inc.	23
605	NN, Inc.	17
638	Timken Co.	32
		357
	Research & Consulting Services (0.6%)
4,668	CBIZ, Inc.*	69
3,219	RPX Corp.	42
		111
	Security & Alarm Services (0.3%)
602	Brink's Co.	49
	Trading Companies & Distributors (1.4%)
1,110	Air Lease Corp.	48
1,961	Aircastle Ltd.	48
268	CAI International, Inc.*	9
742	GATX Corp.	47
981	Rush Enterprises, Inc. “A”*	48
1,453	Titan Machinery, Inc.*	28
634	Triton International Ltd.*	25
		253

Portfolio of Investments    |    10

Number of Shares	Security	Market Value (000)
	Trucking (1.3%)
1,080	ArcBest Corp.	$ 41
450	Covenant Transportation Group, Inc. “A”*	14
3,000	Marten Transport Ltd.	60
3,319	Roadrunner Transportation Systems, Inc.*	28
301	Ryder System, Inc.	25
651	Saia, Inc.*	43
636	Werner Enterprises, Inc.	24
		235
	Total Industrials	2,274
	Information Technology (14.2%)
	Application Software (0.3%)
763	Pegasystems, Inc.	39
905	Synchronoss Technologies, Inc.*	9
		48
	Communications Equipment (1.2%)
385	Applied Optoelectronics, Inc.*	17
1,635	Comtech Telecommunications Corp.	35
890	EchoStar Corp. “A”*	53
2,455	Extreme Networks, Inc.*	32
655	Finisar Corp.*	13
647	Lumentum Holdings, Inc.*	35
802	NetScout Systems, Inc.*	25
		210
	Data Processing & Outsourced Services (1.1%)
479	ExlService Holdings, Inc.*	30
3,662	Net 1 UEPS Technologies, Inc.*	41
2,180	Sykes Enterprises, Inc.*	69
1,389	TeleTech Holdings, Inc.	56
		196
	Electronic Components (1.5%)
3,462	AVX Corp.	63
539	II-VI, Inc.*	25
942	Knowles Corp.*	15
147	Littelfuse, Inc.	30
284	Rogers Corp.*	46
83	Universal Display Corp.	15
3,095	Vishay Intertechnology, Inc.	68
		262
	Electronic Equipment & Instruments (1.3%)
142	Coherent, Inc.*	41
359	Control4 Corp.*	12
635	Electro Scientific Industries, Inc.*	15
322	Itron, Inc.*	21
1,628	National Instruments Corp.	72
1,189	Novanta, Inc.*	57
154	Zebra Technologies Corp. “A”*	17
		235
	Electronic Manufacturing Services (1.3%)
1,824	Benchmark Electronics, Inc.*	56

11    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
1,467	Jabil, Inc.	$ 42
1,236	KEMET Corp.*	19
914	Kimball Electronics, Inc.*	19
500	Plexus Corp.*	31
1,053	Sanmina Corp.*	36
2,234	TTM Technologies, Inc.*	37
		240
	Internet Software & Services (0.7%)
1,413	Blucora, Inc.*	29
816	Carbonite, Inc.*	20
2,699	LivePerson, Inc.*	30
68	Stamps.com, Inc.*	11
345	Trade Desk Inc “A”*	17
709	Web.com Group, Inc.*	16
		123
	IT Consulting & Other Services (0.3%)
189	CACI International, Inc. “A”*	25
676	ManTech International Corp. “A”	34
		59
	Semiconductor Equipment (4.1%)
634	Advanced Energy Industries, Inc.*	48
2,619	Amkor Technology, Inc.*	28
1,241	Axcelis Technologies, Inc.*	40
1,502	Brooks Automation, Inc.	37
721	Cabot Microelectronics Corp.	69
1,978	Cohu, Inc.	45
1,761	Entegris, Inc.	53
1,884	FormFactor, Inc.*	31
2,170	Kulicke & Soffa Industries, Inc.*	54
607	MKS Instruments, Inc.	57
739	Nanometrics, Inc.*	19
4,708	Photronics, Inc.*	45
1,775	Rudolph Technologies, Inc.*	43
1,089	SolarEdge Technologies, Inc.*	40
1,404	Teradyne, Inc.	57
1,214	Ultra Clean Holdings, Inc.*	25
963	Veeco Instruments, Inc.*	16
3,547	Xcerra Corp.*	35
		742
	Semiconductors (1.3%)
1,033	Alpha & Omega Semiconductor Ltd.*	18
424	Cree, Inc.*	15
1,356	Diodes, Inc.*	40
550	First Solar, Inc.*	34
1,940	IXYS Corp.*	47
2,255	ON Semiconductor Corp.*	45
1,054	Semtech Corp.*	36
		235
	Systems Software (0.2%)
575	Progress Software Corp.	24
783	TiVo Corp.	14
		38

Portfolio of Investments    |    12

Number of Shares	Security	Market Value (000)
	Technology Distributors (0.9%)
280	Anixter International, Inc.*	$ 20
483	ePlus, Inc.*	39
1,015	Insight Enterprises, Inc.*	40
556	ScanSource, Inc.*	20
399	Tech Data Corp.*	38
		157
	Total Information Technology	2,545
	Materials (4.0%)
	Aluminum (0.3%)
385	Alcoa Corp.*	16
1,135	Century Aluminum Co.*	15
301	Kaiser Aluminum Corp.	29
		60
	Commodity Chemicals (0.6%)
383	AdvanSix, Inc.*	16
1,228	Kronos Worldwide, Inc.	34
521	Olin Corp.	19
518	Trinseo S.A.	38
351	Tronox Ltd. “A”	8
		115
	Diversified Chemicals (0.2%)
1,243	Huntsman Corp.	40
	Diversified Metals & Mining (0.1%)
404	Materion Corp.	20
	Forest Products (0.4%)
484	Boise Cascade Co.	19
1,786	Louisiana-Pacific Corp.*	49
		68
	Paper Products (0.8%)
1,166	Domtar Corp.	56
3,067	Mercer International, Inc.	43
4,092	Resolute Forest Products*	38
		137
	Specialty Chemicals (1.2%)
550	Ashland Global Holdings, Inc.	41
441	Chase Corp.	56
2,542	FutureFuel Corp.	38
598	KMG Chemicals, Inc.	32
320	Kraton Corp.*	15
1,211	Platform Specialty Products Corp.*	12
837	Rayonier Advanced Materials, Inc.	16
		210
	Steel (0.4%)
2,111	Commercial Metals Co.	42

13    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
1,091	Schnitzer Steel Industries, Inc. “A”	$ 32
		74
	Total Materials	724
	Real Estate (10.2%)
	Diversified Real Estate Activities (0.4%)
1,082	RMR Group, Inc. REIT “A”	65
	Real Estate Development (0.3%)
2,459	Forestar Group, Inc. REIT*	55
	Real Estate Services (1.1%)
1,144	Altisource Portfolio Solutions S.A. REIT*	30
903	HFF, Inc. REIT “A”	41
1,264	Marcus & Millichap, Inc. REIT*	40
886	RE/MAX Holdings, Inc. REIT “A”	47
1,668	Realogy Holdings Corp. REIT	47
		205
	REITs - Diversified (0.6%)
1,442	Gladstone Commercial Corp. REIT	33
619	PS Business Parks, Inc. REIT	82
		115
	REITs - Health Care (0.7%)
1,446	CareTrust, Inc. REIT	26
1,949	Quality Care Properties, Inc. REIT*	29
857	Universal Health Realty Income Trust REIT	64
		119
	REITs - Hotel & Resort (2.7%)
1,105	Chatham Lodging Trust REIT	25
1,045	Chesapeake Lodging Trust REIT	30
4,367	DiamondRock Hospitality Co. REIT	49
920	LaSalle Hotel Properties REIT	26
1,484	MGM Growth Properties, LLC REIT “A”	43
1,347	Pebblebrook Hotel Trust REIT	52
1,187	RLJ Lodging Trust REIT	26
935	Ryman Hospitality Properties, Inc. REIT	65
3,425	Summit Hotel Properties, Inc. REIT	52
3,324	Sunstone Hotel Investors, Inc. REIT	55
2,815	Xenia Hotels & Resorts, Inc. REIT	62
		485
	REITs - Industrial (1.6%)
1,306	DCT Industrial Trust, Inc. REIT	79
802	EastGroup Properties, Inc. REIT	75
2,255	Rexford Industrial Realty, Inc. REIT	71
1,940	Terreno Realty Corp. REIT	73
		298
	REITs - Office (0.5%)
2,048	Corporate Office Properties Trust REIT	62
1,192	Mack-Cali Realty Corp. REIT	27
		89

Portfolio of Investments    |    14

Number of Shares	Security	Market Value (000)
	REITs - Residential (0.6%)
420	Equity LifeStyle Properties, Inc. REIT	$ 38
1,355	Nexpoint Residential Trust, Inc. REIT	38
1,274	Preferred Apartment Communities, Inc. REIT “A”	27
		103
	REITs - Specialized (1.7%)
1,408	CoreCivic, Inc. REIT	33
532	CoreSite Realty Corp. REIT	61
462	CyrusOne, Inc. REIT	28
1,769	Gaming and Leisure Properties, Inc. REIT	64
2,591	Infra, Inc. REIT*	55
1,201	Potlatch Corp. REIT	62
		303
	Total Real Estate	1,837
	Telecommunication Services (1.1%)
	Alternative Carriers (0.3%)
3,540	Iridium Communications, Inc.*	44
91	Straight Path Communications, Inc. “B”*	16
		60
	Integrated Telecommunication Services (0.3%)
627	General Communication, Inc. “A”*	25
1,305	IDT Corp. “B”*	21
		46
	Wireless Telecommunication Services (0.5%)
1,727	Boingo Wireless, Inc.*	43
904	Telephone & Data Systems, Inc.	25
671	United States Cellular Corp.*	25
		93
	Total Telecommunication Services	199
	Utilities (3.9%)
	Electric Utilities (2.3%)
953	ALLETE, Inc.	77
619	El Paso Electric Co.	37
2,388	Great Plains Energy, Inc.	82
994	Hawaiian Electric Industries, Inc.	38
1,670	PNM Resources, Inc.	76
1,568	Portland General Electric Co.	78
1,693	Spark Energy, Inc. “A”	21
		409
	Gas Utilities (0.2%)
543	Spire, Inc.	45
	Independent Power Producers & Energy Traders (0.6%)
1,170	Calpine Corp.*	17
2,134	Dynegy, Inc.*	26
384	NRG Energy, Inc.	11
941	NRG Yield, Inc. “A”	18

15    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
1,537	NRG Yield, Inc. “C”	$ 29
		101
	Multi-Utilities (0.5%)
1,147	Avista Corp.	60
581	Vectren Corp.	40
		100
	Renewable Electricity (0.3%)
1,330	NextEra Energy Partners, LP	52
	Total Utilities	707
	Total Common Stocks (cost: $17,707)	17,907
	Total Equity Securities (cost: $17,707)	17,907
	MONEY MARKET INSTRUMENTS (0.2%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.2%)
43,207	State Street Institutional Treasury Money Market Fund, Premier Class, 1.02%(a) (cost: $43)	43
	Total Investments (cost: $17,750)	$ 17,950

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$17,907	$—	$—	$17,907
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	43	—	—	43
Total	$17,950	$—	$—	$17,950
Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.
For the period of October 24, 2017 (commencement of operations), through November 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments    |    16

NOTES TO PORTFOLIO
OF INVESTMENTS
November 30, 2017 (unaudited)
GENERAL NOTES
USAA ETF TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of six separate exchange-traded funds. Additionally, the USAA MSCI USA Small Cap Value Momentum Blend Index ETF (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.
A.  Security valuation – The Trust’s Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.
The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.
The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.
The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:
1.  Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

17    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.
2.  Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not need to be reflected in the value of the Fund’s foreign securities. However, the Manager and the Fund’s subadviser(s) will monitor for events that would materially affect the value of the Fund’s foreign securities. The Fund’s subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund’s foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund’s foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. Such securities are categorized in Level 2 of the fair value hierarchy.
3.  Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.
4.  Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.
5.  Repurchase agreements are valued at cost.
6.  In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.
B.  Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of

Notes to Portfolio of Investments    |    18

Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:
Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.
Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.
Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
C.  Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day’s ending value of securities loaned. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund’s Portfolio of Investments while non-cash collateral is not included. At November 30, 2017, the Fund had no securities on loan.
D.   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $17,928,000 at November 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 2.1% of net assets at November 30, 2017.
E.  Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.
In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

19    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.
The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.
PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES
(a)	Rate represents the money market fund annualized seven-day yield at November 30, 2017.
*	Non-income-producing security.

Notes to Portfolio of Investments    |    20

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA MSCI International Value Momentum Blend Index ETF
November 30, 2017
98746-0118	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS
USAA MSCI International Value Momentum Blend Index ETF
November 30, 2017 (unaudited)
Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (98.3%)
	COMMON STOCKS (96.9%)
	Consumer Discretionary (11.6%)
	Apparel, Accessories & Luxury Goods (0.6%)
663	Kering	$ 295
	Auto Parts & Equipment (1.9%)
1,800	Aisin Seiki Co. Ltd.	97
400	Denso Corp.	23
876	Faurecia	67
3,914	Linamar Corp.	212
5,269	Magna International, Inc.	296
2,100	NOK Corp.	51
4,200	Sumitomo Electric Industries Ltd.	73
2,100	Toyoda Gosei Co. Ltd.	53
2,100	Toyota Industries Corp.	131
		1,003
	Automobile Manufacturers (4.1%)
2,708	Bayerische Motoren Werke AG	273
3,568	Daimler AG	296
2,058	Ferrari N.V.	224
11,922	Fiat Chrysler Automobiles N.V.	205
3,700	Honda Motor Co. Ltd.	124
5,100	Mazda Motor Corp.	68
7,500	Mitsubishi Motors Corp.	53
13,800	Nissan Motor Co. Ltd.	134
9,811	Peugeot S.A.	203
2,235	Renault S.A.	227
2,100	Suzuki Motor Corp.	113
200	Toyota Motor Corp.	13
1,194	Volkswagen AG	248
		2,181
	Cable & Satellite (0.2%)
5,096	Eutelsat Communications S.A.	116
	Casinos & Gaming (0.3%)
131,100	Genting Singapore plc	129
	Computer & Electronics Retail (0.1%)
13,800	Yamada Denki Co. Ltd.	75

1    |    USAA MSCI International Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	Consumer Electronics (0.1%)
1,200	Nikon Corp.	$ 24
700	Sharp Corp.*	22
		46
	Department Stores (0.3%)
18,000	Takashimaya Co. Ltd.	178
	Homebuilding (1.8%)
30,283	Barratt Developments plc	248
5,171	Berkeley Group Holdings plc	267
5,400	Iida Group Holdings Co. Ltd.	100
7,303	Persimmon plc	251
4,200	Sekisui Chemical Co. Ltd.	82
		948
	Hotels, Resorts & Cruise Lines (0.6%)
128,000	Shangri-La Asia Ltd.	288
	Household Appliances (0.2%)
21,500	Techtronic Industries Co. Ltd.	124
	Motorcycle Manufacturers (0.1%)
2,100	Yamaha Motor Co. Ltd.	66
	Restaurants (0.3%)
3,700	McDonald's Holdings Co. (Japan) Ltd.	162
	Tires & Rubber (1.0%)
3,400	Bridgestone Corp.	155
1,188	Cie Generale des Etablissements Michelin	173
4,200	Sumitomo Rubber Industries Ltd.	76
6,300	Yokohama Rubber Co. Ltd.	142
		546
	Total Consumer Discretionary	6,157
	Consumer Staples (6.6%)
	Agricultural Products (1.0%)
743,600	Golden Agri-Resources Ltd.	204
128,600	Wilmar International Ltd.	298
		502
	Brewers (1.5%)
4,000	Asahi Group Holdings Ltd.	204
1,362	Carlsberg A/S “B”	162
2,611	Heineken Holding N.V.	252
7,100	Kirin Holdings Co. Ltd.	167
		785
	Distillers & Vintners (0.3%)
1,116	Pernod Ricard S.A.	174

Portfolio of Investments    |    2

Number of Shares	Security	Market Value (000)
	Food Retail (1.7%)
3,750	Casino Guichard Perrachon S.A.	$ 229
80,246	J Sainsbury plc	252
8,024	Koninklijke Ahold Delhaize N.V.	172
89,560	Wm Morrison Supermarkets plc	262
		915
	Hypermarkets & Super Centers (0.3%)
6,647	METRO AG*	130
	Packaged Foods & Meats (0.9%)
7,456	Marine Harvest ASA	132
3,000	NH Foods Ltd.	74
247,000	WH Group Ltd.(a)	262
300	Yakult Honsha Co. Ltd.	23
		491
	Personal Products (0.4%)
3,663	Unilever plc	207
	Soft Drinks (0.5%)
8,682	Coca-Cola HBC AG	278
	Total Consumer Staples	3,482
	Energy (4.2%)
	Integrated Oil & Gas (3.0%)
4,485	OMV AG	280
23,913	Origin Energy Ltd.*	162
12,692	Repsol S.A.	233
9,622	Royal Dutch Shell plc “A”	307
8,832	Royal Dutch Shell plc “B”	286
5,480	TOTAL S.A.	310
		1,578
	Oil & Gas Exploration & Production (0.3%)
11,700	Inpex Corp.	132
	Oil & Gas Refining & Marketing (0.9%)
4,200	Idemitsu Kosan Co. Ltd.	141
28,200	JXTG Holdings, Inc.	159
1,222	Neste Oyj	76
9,600	Showa Shell Sekiyu K.K.	123
		499
	Total Energy	2,209
	Financials (23.2%)
	Asset Management & Custody Banks (0.8%)
24,643	3i Group plc	301
859	Amundi S.A.(a)	77
1,300	SBI Holdings, Inc.	23
		401

3    |    USAA MSCI International Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	Consumer Finance (0.0%)
1,000	Credit Saison Co. Ltd.	$ 19
	Diversified Banks (12.5%)
19,089	Banco Bilbao Vizcaya Argentaria S.A.	163
84,198	Banco de Sabadell S.A.	170
21,031	Banco Santander S.A.	141
61,580	Bank Hapoalim BM	420
74,417	Bank Leumi Le-Israel BM	413
98,725	Barclays plc	259
3,088	BNP Paribas S.A.	234
28,500	BOC Hong Kong Holdings Ltd.	144
41,747	CaixaBank S.A.	199
14,795	Commerzbank AG*	214
12,721	Credit Agricole S.A.	215
19,200	DBS Group Holdings Ltd.	348
15,938	DNB ASA	292
2,700	Erste Group Bank AG	118
34,338	HSBC Holdings plc	341
14,225	ING Groep N.V.	257
32,604	Intesa Sanpaolo S.p.A.	110
72,508	Intesa Sanpaolo S.p.A.	232
8,994	Mediobanca S.p.A.	104
18,000	Mitsubishi UFJ Financial Group, Inc.	127
21,739	Mizrahi Tefahot Bank Ltd.	397
80,000	Mizuho Financial Group, Inc.	146
43,300	Oversea-Chinese Banking Corp. Ltd.	400
4,989	Raiffeisen Bank International AG*	177
61,530	Royal Bank of Scotland Group plc*	230
3,849	Societe Generale S.A.	194
3,300	Sumitomo Mitsui Financial Group, Inc.	134
800	Sumitomo Mitsui Trust Holdings, Inc.	30
3,960	UniCredit S.p.A.*	80
19,000	United Overseas Bank Ltd.	370
		6,659
	Diversified Capital Markets (0.6%)
10,457	Deutsche Bank AG	198
14,183	Natixis S.A.	115
		313
	Investment Banking & Brokerage (0.2%)
18,000	Nomura Holdings, Inc.	108
	Life & Health Insurance (2.4%)
33,372	AEGON N.V.	208
12,267	CNP Assurances	277
6,915	Manulife Financial Corp.	146
8,098	NN Group N.V.	356
923	Swiss Life Holding AG	310
		1,297
	Multi-Line Insurance (2.3%)
1,850	Ageas	91
1,419	Allianz SE	335
7,059	Assicurazioni Generali S.p.A.	129
4,296	AXA S.A.	130
2,480	Baloise Holding AG	383

Portfolio of Investments    |    4

Number of Shares	Security	Market Value (000)
41,738	Mapfre S.A.	$ 141
		1,209
	Multi-Sector Holdings (1.7%)
1,049	Eurazeo S.A.	92
3,887	EXOR N.V.	236
7,438	Industrivarden AB “C”	182
5,035	L E Lundbergforetagen AB “B”	371
		881
	Property & Casualty Insurance (0.1%)
1,900	Sompo Holdings, Inc.	77
	Regional Banks (1.9%)
700	Bank of Kyoto Ltd.	36
19,000	Chiba Bank Ltd.	146
5,500	Concordia Financial Group Ltd.	30
21,000	Fukuoka Financial Group, Inc.	109
20,100	Hachijuni Bank Ltd.	115
33,900	Mebuki Financial Group, Inc.	143
24,300	Resona Holdings, Inc.	129
6,300	Shinsei Bank Ltd.	101
18,000	Yamaguchi Financial Group, Inc.	216
		1,025
	Reinsurance (0.4%)
4,731	SCOR SE	193
	Specialized Finance (0.3%)
24,300	Mitsubishi UFJ Lease & Finance Co. Ltd.	139
	Total Financials	12,321
	Health Care (4.7%)
	Biotechnology (0.2%)
2,364	Shire plc	117
	Health Care Distributors (0.9%)
7,000	Alfresa Holdings Corp.	151
6,900	Medipal Holdings Corp.	134
4,200	Suzuken Co. Ltd.	167
		452
	Health Care Equipment (0.5%)
107	Straumann Holding AG	80
6,163	William Demant Holding A/S*	169
		249
	Health Care Supplies (0.2%)
1,700	Hoya Corp.	83
	Life Sciences Tools & Services (0.5%)
1,114	Lonza Group AG	292

5    |    USAA MSCI International Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	Pharmaceuticals (2.4%)
1,091	Bayer AG	$ 139
2,255	Ipsen S.A.	275
8,400	Mitsubishi Tanabe Pharma Corp.	182
3,392	Recordati S.p.A.	153
3,262	Sanofi	298
8,734	Teva Pharmaceutical Industries Ltd. ADR	130
6,753	Valeant Pharmaceuticals International, Inc.*	114
		1,291
	Total Health Care	2,484
	Industrials (16.8%)
	Aerospace & Defense (0.4%)
15,891	Leonardo S.p.A.	190
	Air Freight & Logistics (0.3%)
27,110	Bollore S.A.	144
	Airlines (1.7%)
4,200	ANA Holdings, Inc.	168
8,472	Deutsche Lufthansa AG	292
25,882	International Consolidated Airlines Group S.A.	214
3,400	Japan Airlines Co. Ltd.	125
50	Ryanair Holdings plc*	6
5,757	Ryanair Holdings plc*	121
		926
	Airport Services (1.5%)
2,167	Aeroports de Paris	414
3,721	Fraport AG Frankfurt Airport Services Worldwide	371
		785
	Building Products (0.3%)
2,700	Asahi Glass Co. Ltd.	113
2,100	LIXIL Group Corp.	55
		168
	Commercial Printing (0.5%)
4,000	Dai Nippon Printing Co. Ltd.	88
20,000	Toppan Printing Co. Ltd.	187
		275
	Construction & Engineering (2.1%)
3,661	ACS Actividades de Construccion y Servicios S.A.	142
3,075	Bouygues S.A.	159
1,449	Eiffage S.A.	159
18,000	Kajima Corp.	190
13,100	Obayashi Corp.	170
13,800	Shimizu Corp.	154
2,800	Taisei Corp.	148
		1,122
	Construction Machinery & Heavy Trucks (1.5%)
3,600	Hitachi Construction Machinery Co. Ltd.	120

Portfolio of Investments    |    6

Number of Shares	Security	Market Value (000)
1,621	KION Group AG	$ 132
2,100	Komatsu Ltd.	65
13,659	Volvo AB “B”	261
176,400	Yangzijiang Shipbuilding Holdings Ltd.	206
		784
	Electrical Components & Equipment (0.1%)
8,500	Fuji Electric Co. Ltd.	60
	Highways & Railtracks (0.4%)
8,478	Abertis Infraestructuras S.A.	190
	Human Resource & Employment Services (0.1%)
1,400	Recruit Holdings Co. Ltd.	33
	Industrial Conglomerates (2.5%)
23,000	CK Hutchison Holdings Ltd.	290
4,500	Jardine Strategic Holdings Ltd.	187
45,800	Keppel Corp. Ltd.	259
3,837	Koninklijke Philips N.V.	149
129,000	NWS Holdings Ltd.	234
100,900	Sembcorp Industries Ltd.	229
		1,348
	Industrial Machinery (1.2%)
5,984	Alfa Laval AB	142
500	Daifuku Co. Ltd.	27
4,200	JTEKT Corp.	72
4,700	MINEBEA MITSUMI, Inc.	93
4,200	NSK Ltd.	64
2,700	Sumitomo Heavy Industries Ltd.	110
3,900	THK Co. Ltd.	143
		651
	Marine (0.8%)
109	AP Moller - Maersk A/S “A”	187
87	AP Moller - Maersk A/S “B”	156
2,800	Mitsui OSK Lines Ltd.	90
		433
	Marine Ports & Services (0.3%)
6,100	Kamigumi Co. Ltd.	135
	Railroads (0.4%)
200	Central Japan Railway Co.	37
500	Hankyu Hanshin Holdings, Inc.	19
700	Keisei Electric Railway Co. Ltd.	22
2,600	Kyushu Railway Co.	81
1,000	West Japan Railway Co.	74
		233
	Security & Alarm Services (0.3%)
39,776	G4S plc	138

7    |    USAA MSCI International Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	Trading Companies & Distributors (2.2%)
4,791	AerCap Holdings N.V.*	$ 249
8,400	ITOCHU Corp.	146
21,300	Marubeni Corp.	142
5,100	Mitsubishi Corp.	128
11,700	Mitsui & Co. Ltd.	178
11,100	Sumitomo Corp.	173
4,200	Toyota Tsusho Corp.	159
		1,175
	Trucking (0.2%)
2,100	Nippon Express Co. Ltd.	134
	Total Industrials	8,924
	Information Technology (4.3%)
	Data Processing & Outsourced Services (0.1%)
678	Wirecard AG	72
	Electronic Components (1.0%)
2,100	Kyocera Corp.	148
2,800	Nippon Electric Glass Co. Ltd.	109
1,700	Omron Corp.	101
300	TDK Corp.	25
2,600	Yaskawa Electric Corp.	115
		498
	Electronic Equipment & Instruments (0.3%)
21,000	Hitachi Ltd.	157
	Home Entertainment Software (0.0%)
700	Nexon Co. Ltd.*	20
	Internet Software & Services (0.2%)
1,900	Mixi, Inc.	89
	IT Consulting & Other Services (0.9%)
2,185	Atos SE	324
18,000	Fujitsu Ltd.	134
		458
	Semiconductor Equipment (0.4%)
8,900	ASM Pacific Technology Ltd.	128
100	Disco Corp.	22
400	Tokyo Electron Ltd.	74
		224
	Semiconductors (0.7%)
1,600	Rohm Co. Ltd.	164
9,855	STMicroelectronics N.V.	224
		388
	Technology Hardware, Storage, & Peripherals (0.7%)
4,200	Brother Industries Ltd.	104

Portfolio of Investments    |    8

Number of Shares	Security	Market Value (000)
500	Canon, Inc.	$ 19
3,500	FUJIFILM Holdings Corp.	143
7,500	Konica Minolta, Inc.	74
2,100	Seiko Epson Corp.	51
		391
	Total Information Technology	2,297
	Materials (8.5%)
	Aluminum (0.2%)
18,505	Norsk Hydro ASA	126
	Commodity Chemicals (1.0%)
9,600	Asahi Kasei Corp.	121
7,500	Kuraray Co. Ltd.	145
4,200	Mitsui Chemicals, Inc.	136
4,400	Tosoh Corp.	97
		499
	Construction Materials (0.2%)
2,100	Taiheiyo Cement Corp.	87
	Diversified Chemicals (0.8%)
4,200	Daicel Corp.	50
13,600	Mitsubishi Chemical Holdings Corp.	148
4,500	Mitsubishi Gas Chemical Co., Inc.	126
16,000	Sumitomo Chemical Co. Ltd.	112
		436
	Diversified Metals & Mining (1.9%)
6,771	Anglo American plc	125
6,109	Boliden AB	194
28,874	Glencore plc	133
500	Mitsubishi Materials Corp.	17
4,553	Rio Tinto plc	216
77,662	South32 Ltd.	192
500	Sumitomo Metal Mining Co. Ltd.	19
4,451	Teck Resources Ltd. “B”	102
		998
	Forest Products (0.4%)
3,306	West Fraser Timber Co. Ltd.	209
	Paper Products (1.0%)
21,000	Oji Holdings Corp.	128
16,002	Stora Enso Oyj “R”	245
5,692	UPM-Kymmene Oyj	172
		545
	Specialty Chemicals (1.2%)
7,767	Clariant AG	212
3,254	Covestro AG(a)	339
2,300	Hitachi Chemical Co. Ltd.	61
200	Shin-Etsu Chemical Co. Ltd.	21
		633

9    |    USAA MSCI International Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	Steel (1.8%)
5,019	ArcelorMittal *	$ 152
14,460	BlueScope Steel Ltd.	149
15,525	Fortescue Metals Group Ltd.	54
4,200	Hitachi Metals Ltd.	56
4,700	JFE Holdings, Inc.	111
8,200	Kobe Steel Ltd.*	77
3,900	Nippon Steel & Sumitomo Metal Corp.	95
4,738	voestalpine AG	276
		970
	Total Materials	4,503
	Real Estate (7.9%)
	Diversified Real Estate Activities (4.6%)
110,600	CapitaLand Ltd. REIT	290
33,200	City Developments Ltd. REIT	298
600	Daito Trust Construction Co. Ltd. REIT	110
4,200	Daiwa House Industry Co. Ltd. REIT	154
58,000	Hang Lung Properties Ltd. REIT	137
63,000	Kerry Properties Ltd. REIT	278
12,721	LendLease Group REIT	154
99,000	New World Development Co. Ltd. REIT	144
8,000	Sun Hung Kai Properties Ltd. REIT	131
51,300	UOL Group Ltd. REIT	339
56,000	Wharf Holdings Ltd. REIT	176
36,000	Wheelock & Co. Ltd. REIT	247
		2,458
	Real Estate Development (1.0%)
31,500	CK Asset Holdings Ltd. REIT	265
158,000	Sino Land Co. Ltd. REIT	286
		551
	Real Estate Operating Companies (1.9%)
6,300	Aeon Mall Co. Ltd. REIT	116
3,252	Azrieli Group Ltd. REIT	175
94,500	Global Logistic Properties Ltd. REIT	235
42,000	Hang Lung Group Ltd. REIT	151
9,200	Hulic Co. Ltd. REIT	101
43,200	Swire Properties Ltd. REIT	146
16,000	Wharf Real Estate Investment Co. Ltd. REIT*	97
		1,021
	REITs - Retail (0.4%)
21,000	Link REIT	187
	Total Real Estate	4,217
	Telecommunication Services (4.6%)
	Integrated Telecommunication Services (3.0%)
4,100	Nippon Telegraph & Telephone Corp.	215
8,075	Orange S.A.	140
43,652	TDC A/S	266
224,195	Telecom Italia S.p.A.*	188
345,511	Telecom Italia S.p.A.	234
16,358	Telefonica S.A.	168
8,363	Telenor ASA	188

Portfolio of Investments    |    10

Number of Shares	Security	Market Value (000)
41,735	Telia Co. AB	$ 184
		1,583
	Wireless Telecommunication Services (1.6%)
4,020	Rogers Communications, Inc. “B”	209
1,700	SoftBank Group Corp.	144
25,415	Tele2 AB “B”	327
56,645	Vodafone Group plc	172
		852
	Total Telecommunication Services	2,435
	Utilities (4.5%)
	Electric Utilities (2.9%)
5,400	Chubu Electric Power Co., Inc.	68
17,792	Electricite de France S.A.	234
51,896	Enel S.p.A.	338
43,730	Iberdrola S.A.	348
8,400	Kansai Electric Power Co., Inc.	111
10,500	Kyushu Electric Power Co., Inc.	120
1,457	Orsted A/S(a)	85
10,500	Tohoku Electric Power Co., Inc.	139
25,400	Tokyo Electric Power Co. Holdings, Inc.*	102
		1,545
	Gas Utilities (0.1%)
2,900	Tokyo Gas Co. Ltd.	68
	Independent Power Producers & Energy Traders (0.4%)
4,700	Electric Power Development Co. Ltd.	131
1,991	Uniper SE	60
		191
	Multi-Utilities (1.1%)
9,870	E.ON SE	114
16,857	Engie S.A.	296
7,716	RWE AG*	177
		587
	Total Utilities	2,391
	Total Common Stocks (cost: $51,229)	51,420
	PREFERRED STOCKS (1.4%)
	Consumer Discretionary (1.4%)
	Automobile Manufacturers (1.4%)
3,056	Bayerische Motoren Werke AG	265
2,931	Porsche Automobil Holding SE	246
1,034	Volkswagen AG	219
	Total Preferred Stocks (cost: $696)	730
	Total Equity Securities (cost: $51,925)	52,150

11    |    USAA MSCI International Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	MONEY MARKET INSTRUMENTS (0.0%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)
4,988	State Street Institutional Treasury Money Market Fund, Premier Class, 1.02%(b) (cost: $5)	$ 5
	Total Investments (cost: $51,930)	$52,155

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$51,420	$—	$—	$51,420
Preferred Stocks	730	—	—	730
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	5	—	—	5
Total	$52,155	$—	$—	$52,155
Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.
For the period of October 24, 2017 (commencement of operations), through November 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments    |    12

NOTES TO PORTFOLIO
OF INVESTMENTS
November 30, 2017 (unaudited)
GENERAL NOTES
USAA ETF TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of six separate exchange-traded funds. Additionally, the USAA MSCI International Value Momentum Blend Index ETF (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.
A.  Security valuation – The Trust’s Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.
The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.
The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.
The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:
1.  Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

13    |    USAA MSCI International Value Momentum Blend Index ETF

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.
2.  Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not need to be reflected in the value of the Fund’s foreign securities. However, the Manager and the Fund’s subadviser(s) will monitor for events that would materially affect the value of the Fund’s foreign securities. The Fund’s subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund’s foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund’s foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. Such securities are categorized in Level 2 of the fair value hierarchy.
3.  Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.
4.  Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.
5.  Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service’s judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.
6.  Repurchase agreements are valued at cost.
7.  In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Notes to Portfolio of Investments    |    14

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.
B.  Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:
Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.
Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.
Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
C.  Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day’s ending value of securities loaned. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund’s Portfolio of Investments while non-cash collateral is not included. At November 30, 2017, the Fund had no securities on loan.
D.   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $53,092,000 at November 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 97.8% of net assets at November 30, 2017.

15    |    USAA MSCI International Value Momentum Blend Index ETF

E.  Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.
In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.
In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.
The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.
PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES
(a)	Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b)	Rate represents the money market fund annualized seven-day yield at November 30, 2017.
*	Non-income-producing security.

Notes to Portfolio of Investments    |    16

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA MSCI Emerging Markets Value Momentum Blend Index ETF
November 30, 2017
98746-0118	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS
USAA MSCI Emerging Markets Value Momentum Blend Index ETF
November 30, 2017 (unaudited)
Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (99.7%)
	COMMON STOCKS (97.6%)
	Consumer Discretionary (10.9%)
	Auto Parts & Equipment (0.9%)
636	Hyundai Mobis Co. Ltd.	$ 160
915	Hyundai Wia Corp.	57
		217
	Automobile Manufacturers (4.8%)
40,000	Brilliance China Automotive Holdings Ltd.	105
102,000	Dongfeng Motor Group Co. Ltd. “H”	128
4,856	Ford Otomotiv Sanayi A/S	68
31,000	Geely Automobile Holdings Ltd.	108
66,000	Great Wall Motor Co. Ltd. “H”	77
54,000	Guangzhou Automobile Group Co. Ltd. “H”	136
1,530	Hyundai Motor Co.	231
4,939	Kia Motors Corp.	153
5,914	Tata Motors Ltd. ADR*	185
		1,191
	Casinos & Gaming (1.1%)
68,400	Genting Bhd	147
97,400	Genting Malaysia Bhd	121
		268
	Consumer Electronics (0.6%)
2,009	LG Electronics, Inc.	166
	Department Stores (1.6%)
1,675	Hyundai Department Store Co. Ltd.	150
511	Lotte Shopping Co. Ltd.	99
557	Shinsegae, Inc.	147
		396
	Education Services (0.9%)
1,021	New Oriental Education & Technology Group, Inc. ADR	86
4,729	TAL Education Group	132
		218
	Household Appliances (0.2%)
20,000	Haier Electronics Group Co. Ltd.*	54

1    |    USAA MSCI Emerging Markets Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	Specialty Stores (0.2%)
2,309	FF Group*	$ 43
	Tires & Rubber (0.6%)
2,945	Hankook Tire Co. Ltd.	145
	Total Consumer Discretionary	2,698
	Consumer Staples (7.3%)
	Brewers (1.1%)
14,912	Cia Cervecerias Unidas S.A.	190
20,000	Tsingtao Brewery Co. Ltd. “H”	81
		271
	Food Distributors (0.2%)
2,777	Bid Corp. Ltd.	60
	Food Retail (0.6%)
172	BGF retail Co. Ltd.(a),(b)	13
4,300	BIM Birlesik Magazalar A/S	80
1,631	GS Retail Co. Ltd.	59
		152
	Hypermarkets & Super Centers (1.3%)
33,803	Cencosud S.A.	83
750	E-MART, Inc.	189
49,500	Sun Art Retail Group Ltd.	48
		320
	Packaged Foods & Meats (3.2%)
116,500	Charoen Pokphand Foods PCL NVDR	84
46,000	China Mengniu Dairy Co. Ltd.*	117
425	CJ CheilJedang Corp.	156
151,600	Indofood Sukses Makmur Tbk PT	82
38,800	JBS S.A.	94
1,801	Lotte Corp.	102
6,200	M Dias Branco S.A.	89
40,000	Tingyi Cayman Islands Holding Corp.	63
		787
	Personal Products (0.3%)
7,000	Hengan International Group Co. Ltd.	68
	Tobacco (0.6%)
1,393	KT&G Corp.	156
	Total Consumer Staples	1,814
	Energy (5.5%)
	Coal & Consumable Fuels (0.4%)
102,000	Yanzhou Coal Mining Co. Ltd. “H”	95
	Integrated Oil & Gas (2.9%)
48,036	Gazprom PJSC ADR	215

Portfolio of Investments    |    2

Number of Shares	Security	Market Value (000)
20,343	MOL Hungarian Oil & Gas plc	$ 236
41,907	Surgutneftegas OJSC	200
15,830	Surgutneftegas OJSC ADR	73
		724
	Oil & Gas Refining & Marketing (2.2%)
9,672	Grupa Lotos S.A.	155
2,882	GS Holdings Corp.	162
5,054	Polski Koncern Naftowy ORLEN S.A.	159
2,400	Tupras Turkiye Petrol Rafinerileri A/S	74
		550
	Total Energy	1,369
	Financials (24.1%)
	Asset Management & Custody Banks (1.0%)
305,000	China Cinda Asset Management Co. Ltd. “H”	113
303,000	China Huarong Asset Management Co. Ltd. “H”(c)	139
		252
	Diversified Banks (16.1%)
359,000	Agricultural Bank of China Ltd. “H”	167
23,489	Alpha Bank AE*	46
817,784	Banco de Chile	115
7,200	Banco do Brasil S.A.	66
318,000	Bank of China Ltd. “H”	154
185,000	Bank of Communications Co. Ltd. “H”	137
235,000	China CITIC Bank Corp. Ltd. “H”	152
184,000	China Construction Bank Corp. “H”	160
306,000	China Everbright Bank Co. Ltd. “H”	142
36,000	China Merchants Bank Co. Ltd. “H”	141
67,500	China Minsheng Banking Corp. Ltd. “H”	68
94,800	CIMB Group Holdings Bhd	140
63,341	Eurobank Ergasias S.A.*	51
435,000	First Financial Holding Co. Ltd.	279
3,673	Hana Financial Group, Inc.	160
223,000	Industrial & Commercial Bank of China Ltd. “H”	173
11,566	Industrial Bank of Korea	169
3,584	KB Financial Group, Inc.	197
124,020	National Bank of Greece S.A.*	38
2,200	OTP Bank plc	84
14,760	Piraeus Bank S.A.*	42
7,925	Powszechna Kasa Oszczednosci Bank Polski S.A.*	95
6,910	Sberbank of Russia PJSC ADR	113
4,185	Shinhan Financial Group Co. Ltd.	186
234,000	Taishin Financial Holding Co. Ltd.	105
279,000	Taiwan Cooperative Financial Holding Co. Ltd.	152
23,423	Turkiye Garanti Bankasi A/S	58
36,026	Turkiye Halk Bankasi A/S	82
73,766	Turkiye Is Bankasi	117
72,529	Turkiye Vakiflar Bankasi TAO	108
10,526	Woori Bank	157
111,539	Yapi ve Kredi Bankasi A/S*	119
		3,973
	Diversified Capital Markets (0.4%)
18,000	China Everbright Ltd.	40
6,770	Mirae Asset Daewoo Co. Ltd.	64
		104

3    |    USAA MSCI Emerging Markets Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	Investment Banking & Brokerage (1.6%)
2,291	Korea Investment Holdings Co. Ltd.	$ 144
5,042	NH Investment & Securities Co. Ltd.	63
387,000	Yuanta Financial Holding Co. Ltd.	179
		386
	Life & Health Insurance (1.7%)
27,883	Hanwha Life Insurance Co. Ltd.	191
5,000	Ping An Insurance Group Co. of China Ltd. “H”	29
556,000	Shin Kong Financial Holding Co. Ltd.	190
		410
	Multi-Line Insurance (0.4%)
7,905	Powszechny Zaklad Ubezpieczen S.A.	99
	Property & Casualty Insurance (0.6%)
3,684	Hyundai Marine & Fire Insurance Co. Ltd.	147
	Regional Banks (1.6%)
14,788	BNK Financial Group, Inc.	129
174,000	Chongqing Rural Commercial Bank Co. Ltd. “H”	123
16,410	DGB Financial Group, Inc.	151
		403
	Specialized Finance (0.7%)
63,000	Chailease Holding Co. Ltd.	183
	Total Financials	5,957
	Health Care (5.2%)
	Biotechnology (0.2%)
27,000	3SBio, Inc.*(c)	53
	Health Care Distributors (0.7%)
42,300	Shanghai Pharmaceuticals Holding Co. Ltd. “H”	106
16,400	Sinopharm Group Co. Ltd. “H”	65
		171
	Health Care Supplies (0.5%)
164,000	Shandong Weigao Group Medical Polymer Co. Ltd. “H”	112
	Managed Health Care (0.4%)
11,100	Qualicorp S.A.	104
	Pharmaceuticals (3.4%)
90,000	CSPC Pharmaceutical Group Ltd.	179
9,000	Hypermarcas S.A.	90
9,266	Richter Gedeon Nyrt	240
31,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. “H”	152
144,000	Sihuan Pharmaceutical Holdings Group Ltd.	51
616	Yuhan Corp.	124
		836
	Total Health Care	1,276

Portfolio of Investments    |    4

Number of Shares	Security	Market Value (000)
	Industrials (14.2%)
	Aerospace & Defense (0.7%)
19,607	Aselsan Elektronik Sanayi Ve Ticaret A/S	$ 167
	Airlines (2.3%)
102,000	Air China Ltd. “H”	109
118,300	AirAsia Bhd	91
102,000	China Southern Airlines Co. Ltd. “H”	91
3,800	Korean Air Lines Co. Ltd.*	110
53,244	Turk Hava Yollari AO*	167
		568
	Airport Services (1.4%)
50,800	Airports of Thailand PCL	97
90,000	Beijing Capital International Airport Co. Ltd. “H”	133
24,755	TAV Havalimanlari Holding A/S	124
		354
	Construction & Engineering (2.6%)
72,000	China Communications Construction Co. Ltd. “H”	80
36,000	China Railway Construction Corp. Ltd. “H”	43
72,000	China Railway Group Ltd. “H”	54
1,692	Daelim Industrial Co. Ltd.	129
16,492	Daewoo Engineering & Construction Co. Ltd.*	85
3,960	GS Engineering & Construction Corp.*	99
1,301	Hyundai Development Co-Engineering & Construction	49
2,977	Hyundai Engineering & Construction Co. Ltd.	96
		635
	Construction Machinery & Heavy Trucks (1.0%)
651	Hyundai Heavy Industries Co. Ltd.*	89
8,943	Samsung Heavy Industries Co. Ltd.*	98
61,000	Weichai Power Co. Ltd. “H”	68
		255
	Industrial Conglomerates (4.1%)
14,500	Beijing Enterprises Holdings Ltd.	83
103,000	CITIC Ltd.	146
63,000	Fosun International Ltd.	131
2,935	Hanwha Corp.	112
2,403	LG Corp.	201
51,000	Shanghai Industrial Holdings Ltd.	144
501	SK Holdings Co. Ltd.	134
53,926	Turkiye Sise ve Cam Fabrikalari A/S	58
		1,009
	Industrial Machinery (0.3%)
6,000	Hiwin Technologies Corp.	66
	Marine (0.2%)
105,000	Evergreen Marine Corp. Taiwan Ltd.*	59
	Marine Ports & Services (1.2%)
80,000	COSCO SHIPPING Ports Ltd.	81
4,303	DP World Ltd.	103

5    |    USAA MSCI Emerging Markets Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
55,080	International Container Terminal Services, Inc.	$ 116
		300
	Trading Companies & Distributors (0.4%)
2,786	Posco Daewoo Corp.	48
9,684	SK Networks Co. Ltd.	57
		105
	Total Industrials	3,518
	Information Technology (9.2%)
	Communications Equipment (0.1%)
11,000	BYD Electronic International Co. Ltd.	26
	Electronic Components (3.7%)
259,000	AU Optronics Corp.	110
14,000	General Interface Solution Holding Ltd.	111
248,000	Innolux Corp.	108
8,500	Kingboard Chemical Holdings Ltd.	49
4,508	LG Display Co. Ltd.	128
738	LG Innotek Co. Ltd.	109
720	Samsung Electro-Mechanics Co. Ltd.	66
333	Samsung SDI Co. Ltd.	65
6,000	Sunny Optical Technology Group Co. Ltd.	100
6,000	Yageo Corp.	67
		913
	Electronic Manufacturing Services (0.7%)
54,000	Hon Hai Precision Industry Co. Ltd.	180
	Internet Software & Services (0.1%)
1,247	Momo, Inc.*	30
	Semiconductor Equipment (0.8%)
14,000	Globalwafers Co. Ltd.	188
	Semiconductors (1.9%)
145	Hyundai Robotics Co. Ltd.*	53
20,000	Macronix International*	32
15,000	Nanya Technology Corp.	39
8,000	Phison Electronics Corp.	81
2,057	SK Hynix, Inc.	145
153,000	United Microelectronics Corp.	78
53,000	Winbond Electronics Corp.	51
		479
	Technology Hardware, Storage, & Peripherals (1.9%)
27,000	Foxconn Technology Co. Ltd.	75
125	Samsung Electronics Co. Ltd.	292
117,000	Wistron Corp.	90
		457
	Total Information Technology	2,273

Portfolio of Investments    |    6

Number of Shares	Security	Market Value (000)
	Materials (8.1%)
	Commodity Chemicals (1.9%)
3,563	Hanwha Chemical Corp.	$ 96
834	Hyosung Corp.	103
327	Lotte Chemical Corp.	107
90,809	Petkim Petrokimya Holding A/S	152
		458
	Construction Materials (0.5%)
144,000	China National Building Material Co. Ltd. “H”	132
	Copper (0.3%)
2,697	KGHM Polska Miedz S.A.	82
	Diversified Metals & Mining (1.1%)
60,000	China Molybdenum Co. Ltd. “H”	37
12,435	Vedanta Ltd. ADR	227
		264
	Paper Products (0.8%)
2,500	Fibria Celulose S.A.	35
43,000	Lee & Man Paper Manufacturing Ltd.	50
63,000	Nine Dragons Paper Holdings Ltd.	105
		190
	Steel (3.5%)
48,046	Eregli Demir ve Celik Fabrikalari TAS	106
2,686	Hyundai Steel Co.	148
2,727	Jastrzebska Spolka Weglowa S.A.*	69
422	POSCO	130
26,633	Tata Steel Ltd. GDR	270
14,200	Vale S.A.	153
		876
	Total Materials	2,002
	Real Estate (3.8%)
	Real Estate Development (3.3%)
26,000	Agile Group Holdings Ltd. REIT	37
11,000	China Evergrande Group REIT*	36
40,000	China Overseas Land & Investment Ltd. REIT	127
20,000	China Resources Land Ltd. REIT	57
13,100	China Vanke Co. Ltd. REIT “H”	48
90,000	Country Garden Holdings Co. Ltd. REIT	142
54,000	Longfor Properties Co. Ltd. REIT	127
206,500	Sino-Ocean Group Holding Ltd. REIT	129
24,000	Sunac China Holdings Ltd. REIT	111
		814
	Real Estate Operating Companies (0.5%)
175,600	SM Prime Holdings, Inc. REIT	127
	Total Real Estate	941

7    |    USAA MSCI Emerging Markets Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	Telecommunication Services (5.3%)
	Integrated Telecommunication Services (3.0%)
244,000	China Communications Services Corp. Ltd. “H”	$ 155
288,000	China Telecom Corp. Ltd. “H”	140
100,000	China Unicom Hong Kong Ltd.*	145
6,437	KT Corp.	180
46,200	Orange Polska S.A.*	71
17,221	Telkom S.A. SOC Ltd.	63
		754
	Wireless Telecommunication Services (2.3%)
94,000	America Movil SAB de CV	81
196,900	Global Telecom Holding SAE*	84
767	SK Telecom Co. Ltd.	186
37,500	TIM Participacoes S.A.	135
21,625	Turkcell Iletisim Hizmetleri A/S	84
		570
	Total Telecommunication Services	1,324
	Utilities (4.0%)
	Electric Utilities (2.6%)
13,500	Centrais Eletricas Brasileiras S.A.*	77
2,033	Cia Energetica de Minas Gerais ADR*	4
4,184	Korea Electric Power Corp.	144
44,124	PGE Polska Grupa Energetyczna S.A.*	150
97,438	RusHydro PJSC ADR	129
152,619	Tauron Polska Energia S.A.*	134
		638
	Gas Utilities (1.1%)
42,000	China Gas Holdings Ltd.	129
3,715	Korea Gas Corp.*	151
		280
	Independent Power Producers & Energy Traders (0.3%)
40,000	China Resources Power Holdings Co. Ltd.	75
	Total Utilities	993
	Total Common Stocks (cost: $24,406)	24,165
	PREFERRED STOCKS (2.1%)
	Consumer Discretionary (0.8%)
	Automobile Manufacturers (0.8%)
792	Hyundai Motor Co.	79
1,427	Hyundai Motor Co.	128
		207
	Consumer Staples (0.7%)
	Hypermarkets & Super Centers (0.4%)
5,100	Cia Brasileira de Distribuicao *	109

Portfolio of Investments    |    8

Number of Shares	Security	Market Value (000)
	Personal Products (0.3%)
94	LG Household & Health Care Ltd.	$ 61
	Total Consumer Staples	170
	Information Technology (0.2%)
	Technology Hardware, Storage, & Peripherals (0.2%)
26	Samsung Electronics Co. Ltd.	50
	Materials (0.2%)
	Commodity Chemicals (0.2%)
194	LG Chem Ltd.	44
	Utilities (0.2%)
	Electric Utilities (0.2%)
32,900	Cia Energetica de Minas Gerais	66
	Total Preferred Stocks (cost: $548)	537
	Total Equity Securities (cost: $24,954)	24,702
	MONEY MARKET INSTRUMENTS (0.4%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)
99,841	State Street Institutional Treasury Money Market Fund, Premier Class, 1.02%(d) (cost: $100)	100
	Total Investments (cost: $25,054)	$ 24,802

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$24,152	$13	$—	$24,165
Preferred Stocks	537	—	—	537
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	100	—	—	100
Total	$24,789	$13	$—	$24,802
Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.
For the period of October 24, 2017 (commencement of operations), through November 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

9    |    USAA MSCI Emerging Markets Value Momentum Blend Index ETF

NOTES TO PORTFOLIO
OF INVESTMENTS
November 30, 2017 (unaudited)
GENERAL NOTES
USAA ETF TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of six separate exchange-traded funds. Additionally, the USAA MSCI Emerging Markets Value Momentum Blend Index ETF (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.
A.  Security valuation – The Trust’s Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.
The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.
The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.
The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:
1.  Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

Notes to Portfolio of Investments    |    10

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.
2.  Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not need to be reflected in the value of the Fund’s foreign securities. However, the Manager and the Fund’s subadviser(s) will monitor for events that would materially affect the value of the Fund’s foreign securities. The Fund’s subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund’s foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund’s foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. Such securities are categorized in Level 2 of the fair value hierarchy.
3.  Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.
4.  Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.
5.  Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service’s judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.
6.  Repurchase agreements are valued at cost.
7.  In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

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Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.
B.  Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:
Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.
Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.
Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
C.  Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day’s ending value of securities loaned. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund’s Portfolio of Investments while non-cash collateral is not included. At November 30, 2017, the Fund had no securities on loan.
D.   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $24,760,000 at November 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 99.8% of net assets at November 30, 2017.

Notes to Portfolio of Investments    |    12

E.  Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.
In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.
In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.
The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.
PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR	Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
NVDR	Non-voting depositary receipts are receipts issued by Thai NVDR Company Limited.
REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES
(a)	Security was fair valued at November 30, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $13,000, which represented less than 0.1% of the Fund’s net assets.
(b)	Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at November 30, 2017, was $13,000, which represented 0.1% of the Fund’s net assets.
(c)	Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

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(d)	Rate represents the money market fund annualized seven-day yield at November 30, 2017.
*	Non-income-producing security.

Notes to Portfolio of Investments    |    14

ITEM 2. CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA ETF Trust (Trust) have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust’s internal controls or in other factors that could significantly affect the Trust’s internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USAA ETF TRUST – Period Ended November 30, 2017

By:	/S/ SEBA KURIAN
Signature and Title: SEBA KURIAN, Assistant Secretary

Date: 01/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DANIEL S. MCNAMARA
Signature and Title: Daniel S. McNamara, President

Date: 01/25/2018

By:	/S/ ROBERTO GALINDO, JR.
Signature and Title: Roberto Galindo, Jr., Treasurer

Date: 01/25/2018